UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22424

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments

Collateralized Mortgage Obligations — 4.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Interest Only:(1)
Series 2770, Class SH, 1.665%, (6.986% - 30-day average SOFR), 3/15/34(2)	$630	$ 57,728
Series 4791, Class JI, 4.00%, 5/15/48	7,287	1,529,835
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2020-DNA4, Class B1, 11.435%, (30-day average SOFR + 6.114%), 8/25/50(3)(4)	6,260	6,972,766
Series 2020-HQA4, Class B1, 10.685%, (30-day average SOFR + 5.364%), 9/25/50(3)(4)	3,161	3,423,834
Series 2022-HQA1, Class M1B, 8.821%, (30-day average SOFR + 3.50%), 3/25/42(3)(4)	2,521	2,603,697
Series 2022-HQA1, Class M2, 10.571%, (30-day average SOFR + 5.25%), 3/25/42(3)(4)	5,043	5,320,956
Federal National Mortgage Association:
Series 2023-54, Class C, 6.50%, 11/25/53	7,070	6,930,779
Interest Only:(1)
Series 424, Class C8, 3.50%, 2/25/48	9,252	1,712,160
Series 2010-109, Class PS, 1.165%, (6.486% - 30-day average SOFR), 10/25/40(2)	1,340	82,702
Series 2018-21, Class IO, 3.00%, 4/25/48	8,202	1,458,135
Series 2018-58, Class BI, 4.00%, 8/25/48	1,336	268,791
Government National Mortgage Association:
Series 2023-148, Class HL, 6.50%, 10/20/53	7,070	7,058,357
Sereis 2023-151, Class GL, 6.50%, 10/20/53	5,096	5,086,298
Series 2023-155, Class CH, 6.50%, 10/20/53	19,303	19,247,220
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(3)(5)	46,758	36,486,768
Total Collateralized Mortgage Obligations (identified cost $130,514,062)		$ 98,240,026

Common Stocks — 4.9%
Security	Shares	Value
Belgium — 0.0%(6)
Cenergy Holdings S.A.	52,921	$ 355,969
		$ 355,969
Bulgaria — 0.4%
Eurohold Bulgaria AD(7)	11,339,190	$ 10,427,552
		$ 10,427,552
Cyprus — 0.7%
Bank of Cyprus Holdings PLC	5,496,009	$ 16,945,629
Security	Shares	Value
Cyprus (continued)
Galaxy Cosmos Mezz PLC(7)	48,440	$ 26,151
Optima bank S.A.(7)	186,213	1,398,928
Sunrisemezz PLC(7)	272,828	75,257
		$ 18,445,965
Georgia — 0.3%
Bank of Georgia Group PLC	55,667	$ 2,253,802
Georgia Capital PLC(7)	175,700	1,969,722
TBC Bank Group PLC	59,076	1,930,662
		$ 6,154,186
Greece — 1.8%
Alpha Services and Holdings S.A.(7)	1,820,600	$ 2,725,315
Eurobank Ergasias Services and Holdings S.A.(7)	3,074,700	5,025,670
Hellenic Telecommunications Organization S.A.	325,212	4,558,298
Ideal Holdings S.A.(7)	18,680	115,061
JUMBO S.A.	203,438	5,352,567
Motor Oil (Hellas) Corinth Refineries S.A.	109,300	2,603,263
Mytilineos S.A.	145,257	5,380,958
National Bank of Greece S.A.(7)	640,500	3,668,368
OPAP S.A.	233,095	3,948,231
Piraeus Financial Holdings S.A.(7)	2,652,700	7,862,985
Public Power Corp. S.A.(7)	186,100	1,899,532
Titan Cement International S.A.	7,468	139,864
		$ 43,280,112
Iceland — 0.3%
Arion Banki HF(3)	1,970,378	$ 1,812,329
Eik Fasteignafelag HF(7)	6,056,328	496,256
Eimskipafelag Islands HF	483,446	1,630,033
Hagar HF	1,926,423	943,080
Islandsbanki HF	1,104,783	816,881
Reginn HF(7)	2,864,793	460,500
Reitir Fasteignafelag HF	1,754,792	969,273
Siminn HF	3,351,976	211,681
		$ 7,340,033
Indonesia — 0.4%
Bank Central Asia Tbk PT	6,100,000	$ 3,360,616
Bank Mandiri Persero Tbk PT	6,600,000	2,357,864
Bank Negara Indonesia Persero Tbk PT	1,380,000	416,465
Bank Rakyat Indonesia Persero Tbk PT	8,500,000	2,657,813
		$ 8,792,758
Poland — 0.4%
Alior Bank S.A.(7)	12,085	$ 190,251

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Security	Shares	Value
Poland (continued)
Allegro.eu S.A.(3)(7)	69,423	$ 497,991
Asseco Poland S.A.	7,850	143,732
Bank Millennium S.A.(7)	86,688	150,835
Bank Polska Kasa Opieki S.A.	26,142	794,381
Budimex S.A.	1,828	204,633
CCC S.A.(7)	6,055	57,307
CD Projekt S.A.	9,466	236,335
Cyfrowy Polsat S.A.(7)	37,579	117,169
Dino Polska S.A.(3)(7)	7,237	685,744
Enea S.A.(7)	39,017	67,630
Eurocash S.A.	12,263	40,795
Grupa Azoty S.A.(7)	7,075	37,018
Grupa Kety S.A.	1,428	240,880
Jastrzebska Spolka Weglowa S.A.(7)	7,415	88,087
KGHM Polska Miedz S.A.	19,590	522,765
KRUK S.A.	2,534	280,323
LPP S.A.	163	525,098
mBank S.A.(7)	2,154	266,285
Orange Polska S.A.	92,231	171,079
ORLEN S.A.	80,522	1,273,368
PGE S.A.(7)	133,371	231,627
Powszechna Kasa Oszczednosci Bank Polski S.A.(7)	123,438	1,278,665
Powszechny Zaklad Ubezpieczen S.A.	88,981	1,006,898
Santander Bank Polska S.A.(7)	5,122	556,285
Tauron Polska Energia S.A.(7)	154,214	135,626
Text S.A.	2,565	69,106
Warsaw Stock Exchange	3,778	35,086
XTB S.A.(3)	6,748	52,463
		$ 9,957,462
Spain — 0.0%(6)
AmRest Holdings SE(7)	11,113	$ 70,487
		$ 70,487
United Kingdom — 0.0%(6)
Pepco Group N.V.(7)(8)	25,985	$ 105,320
Tesnik Cuatro, Ltd.(9)	584,285	818,174
		$ 923,494
Vietnam — 0.6%
Bank for Foreign Trade of Vietnam JSC(7)	438,625	$ 1,551,159
Binh Minh Plastics JSC	45,300	144,931
Coteccons Construction JSC(7)	198,093	410,080
FPT Corp.	1,352,975	4,730,938
Ho Chi Minh City Infrastructure Investment JSC	868,000	492,873
Hoa Phat Group JSC(7)	1,601,821	1,503,104
Security	Shares	Value
Vietnam (continued)
KIDO Group Corp.	38,090	$ 98,482
Masan Group Corp.(7)	167,040	396,600
Mobile World Investment Corp.	1,116,000	1,717,400
Phu Nhuan Jewelry JSC	477,066	1,400,398
Refrigeration Electrical Engineering Corp.	576,424	1,320,537
SSI Securities Corp.	280,688	295,272
Vietnam Dairy Products JSC	352,996	977,664
Vingroup JSC(7)	458,952	756,988
		$ 15,796,426
Total Common Stocks (identified cost $109,883,122)		$ 121,544,444

Convertible Bonds — 0.2%
Security	Principal Amount (000's omitted)		Value
India — 0.2%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(8)	USD	4,605	$ 4,104,298
Total Convertible Bonds (identified cost $4,605,000)			$ 4,104,298

Foreign Corporate Bonds — 2.0%
Security	Principal Amount (000's omitted)		Value
Armenia — 0.1%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(8)	USD	1,237	$ 1,221,538
			$ 1,221,538
Brazil — 0.1%
Coruripe Netherlands BV:
10.00%, 2/10/27(3)	USD	1,194	$ 845,209
10.00%, 2/10/27(8)	USD	2,847	2,015,336
			$ 2,860,545
China — 0.1%
KWG Group Holdings, Ltd., 7.875%, 8/30/24(10)	USD	2,385	$ 186,626
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(8)(10)	USD	7,800	195,000
Sunac China Holdings, Ltd.:
6.50%, 7/9/23(8)(10)	USD	2,800	406,000
8.35%, 4/19/23(8)(10)	USD	5,201	745,043

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
China (continued)
Times China Holdings, Ltd.:
5.55%, 6/4/24(8)(10)	USD	6,284	$ 217,427
6.75%, 7/16/23(8)(10)	USD	4,471	111,775
			$ 1,861,871
Hungary — 0.1%
MBH Bank Nyrt, 8.625% to 10/19/26, 10/19/27(8)(11)	EUR	3,382	$ 3,610,326
			$ 3,610,326
Iceland — 0.8%
Arion Banki HF, 6.00%, 4/12/24(8)	ISK	1,720,000	$ 12,165,854
Landsbankinn HF, 5.00%, 11/23/23(8)	ISK	1,020,000	7,254,878
WOW Air HF:
0.00% (9)(10)(12)	EUR	121	0
0.00%, (3 mo. EURIBOR + 9.00%)(9)(10)(12)	EUR	5,500	0
			$ 19,420,732
India — 0.2%
JSW Steel, Ltd., 5.05%, 4/5/32(8)	USD	2,277	$ 1,757,155
Vedanta Resources Finance II PLC, 13.875%, 1/21/24(8)	USD	2,214	1,973,247
			$ 3,730,402
Mexico — 0.1%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(8)(10)	USD	5,542	$ 103,918
10.00%, 12/19/22(8)(10)	USD	2,697	40,454
Grupo Kaltex S.A. de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(3)	USD	2,068	1,861,200
			$ 2,005,572
Moldova — 0.1%
Aragvi Finance International DAC, 8.45%, 4/29/26(8)	USD	3,454	$ 2,378,942
			$ 2,378,942
Nigeria — 0.0%(6)
IHS Netherlands Holdco BV, 8.00%, 9/18/27(8)	USD	618	$ 505,851
SEPLAT Energy PLC, 7.75%, 4/1/26(8)	USD	561	475,055
			$ 980,906
Saint Lucia — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(8)	USD	1,633	$ 1,499,959
			$ 1,499,959
Security	Principal Amount (000's omitted)		Value
South Africa — 0.0%(6)
Petra Diamonds US Treasury PLC, 9.75% PIK, 3/8/26(8)	USD	914	$ 781,565
			$ 781,565
Turkey — 0.2%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(8)	USD	6,853	$ 6,017,307
			$ 6,017,307
Uzbekistan — 0.1%
International Finance Corp., 16.00%, 2/21/25	UZS	25,000,000	$ 2,051,881
			$ 2,051,881
Total Foreign Corporate Bonds (identified cost $78,952,034)			$ 48,421,546

Loan Participation Notes — 2.0%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 2.0%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(8)(9)(13)	UZS	316,179,530	$ 25,264,989
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank "Asaka"), 18.70%, 7/21/26(8)(9)(13)	UZS	331,541,810	25,264,873
Total Loan Participation Notes (identified cost $55,956,228)			$ 50,529,862

Reinsurance Side Cars — 0.8%
Security	Shares	Value
Eden Re II, Ltd.:
Series 2021A, 0.00%, 3/21/25(3)(9)(14)(15)	519,292	$ 236,797
Series 2022A, 0.00%, 3/20/26(3)(9)(14)(15)	387,743	287,047
Series 2022B, 0.00%, 3/20/26(3)(9)(14)(15)	812,887	613,730
Mt. Logan Re, Ltd., Series A-1(7)(9)(15)(16)	8,600	10,175,822
Sussex Capital, Ltd.:
Designated Investment Series 14(7)(9)(15)(16)	1,114	20,764
Designated Investment Series 14(7)(9)(15)(16)	1,081	599,146
Series 14, Preference Shares(9)(15)(16)	7,500	8,224,784
Total Reinsurance Side Cars (identified cost $17,819,923)		$ 20,158,090

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Rights — 0.0%
Security	Shares	Value
Vietnam — 0.0%
Ho Chi Minh City Technical, Exp. 11/20/2023(7)	868,000	$ 0
Total Rights (identified cost $0)		$ 0

Senior Floating-Rate Loans — 0.7%(17)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.0%(6)
Desa, LLC, Term Loan, 2.50%, 6/30/24(9)(18)	$1,125	$ 397,208
		$ 397,208
Mexico — 0.7%
Petroleos Mexicanos, Term Loan, 8.447%, (SOFR + 3.00%), 6/28/24	$17,248	$ 16,946,160
		$ 16,946,160
Total Senior Floating-Rate Loans (identified cost $18,141,606)		$ 17,343,368

Sovereign Government Bonds — 54.5%
Security	Principal Amount (000's omitted)		Value
Albania — 1.8%
Albania Government International Bond:
3.50%, 10/9/25(8)	EUR	3,150	$ 3,195,446
3.50%, 6/16/27(8)	EUR	304	300,559
3.50%, 11/23/31(8)	EUR	200	172,716
5.90%, 6/9/28(8)	EUR	39,761	40,740,163
			$ 44,408,884
Argentina — 1.0%
Republic of Argentina:
0.75% to 7/9/27, 7/9/30(19)	USD	12,532	$ 3,510,302
1.00%, 7/9/29	USD	3,033	822,211
3.50% to 7/9/29, 7/9/41(19)	USD	26,247	6,944,427
3.625% to 7/9/24, 7/9/35(19)	USD	29,626	7,394,825
4.255% to 7/9/24, 1/9/38(19)	USD	17,245	5,250,669
			$ 23,922,434
Security	Principal Amount (000's omitted)		Value
Armenia — 2.1%
Republic of Armenia Treasury Bond:
9.00%, 4/29/26	AMD	424,740	$ 1,026,956
9.25%, 4/29/28	AMD	6,628,520	15,790,028
9.60%, 10/29/33	AMD	11,568,620	27,497,468
9.75%, 10/29/50	AMD	1,427,165	3,404,527
9.75%, 10/29/52	AMD	1,543,990	3,677,366
			$ 51,396,345
Barbados — 1.1%
Government of Barbados, 6.50%, 10/1/29(8)	USD	28,447	$ 26,810,921
			$ 26,810,921
Benin — 1.9%
Benin Government International Bond:
4.875%, 1/19/32(8)	EUR	17,891	$ 14,202,965
4.95%, 1/22/35(8)	EUR	9,220	6,639,231
6.875%, 1/19/52(8)	EUR	35,702	24,833,382
			$ 45,675,578
Cyprus — 0.9%
Cyprus Government International Bond:
2.75%, 2/26/34(8)	EUR	2,016	$ 1,870,001
4.125%, 4/13/33(8)	EUR	17,969	19,183,189
			$ 21,053,190
Dominican Republic — 3.8%
Dominican Republic:
8.00%, 1/15/27(8)	DOP	128,350	$ 2,099,617
8.00%, 2/12/27(8)	DOP	621,240	10,272,686
11.25%, 9/15/35(3)	DOP	289,800	5,064,615
12.00%, 8/8/25(3)	DOP	535,040	9,522,855
12.75%, 9/23/29(3)	DOP	1,010,500	19,709,605
13.00%, 6/10/34(8)	DOP	402,900	8,231,653
13.625%, 2/3/33(3)	DOP	827,650	16,599,398
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(8)	DOP	46,050	736,294
12.00%, 10/3/25(3)	DOP	379,500	6,761,772
13.00%, 12/5/25(3)	DOP	497,230	9,038,978
13.00%, 1/30/26(3)	DOP	342,670	6,235,098
			$ 94,272,571
Ecuador — 0.1%
Republic of Ecuador, 2.50% to 1/31/24, 7/31/40(8)(19)	USD	5,728	$ 1,417,553
			$ 1,417,553

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
El Salvador — 0.7%
Republic of El Salvador:
5.875%, 1/30/25(8)	USD	1,502	$ 1,383,744
6.375%, 1/18/27(8)	USD	1,623	1,335,123
7.625%, 2/1/41(8)	USD	7,942	5,346,160
7.65%, 6/15/35(8)	USD	534	376,395
8.25%, 4/10/32(8)	USD	12,330	9,737,150
			$ 18,178,572
Ethiopia — 0.8%
Ethiopia Government International Bond, 6.625%, 12/11/24(8)	USD	32,194	$ 20,436,333
			$ 20,436,333
Ghana — 1.0%
Ghana Government International Bond:
6.375%, 2/11/27(8)(10)	USD	4,321	$ 1,854,400
7.625%, 5/16/29(8)(10)	USD	4,452	1,907,820
7.75%, 4/7/29(8)(10)	USD	9,463	4,069,942
7.875%, 3/26/27(8)(10)	USD	1,399	604,921
7.875%, 2/11/35(8)(10)	USD	1,481	642,384
8.125%, 3/26/32(8)(10)	USD	10,382	4,402,902
8.625%, 4/7/34(8)(10)	USD	6,908	2,957,867
8.627%, 6/16/49(8)(10)	USD	6,254	2,619,331
8.75%, 3/11/61(8)(10)	USD	7,430	3,111,387
8.875%, 5/7/42(8)(10)	USD	2,929	1,227,559
8.95%, 3/26/51(8)(10)	USD	1,016	426,248
			$ 23,824,761
Greece — 0.0%(6)
Hellenic Republic Government Bond, 0.00%, GDP-Linked, 10/15/42	EUR	218,317	$ 726,451
			$ 726,451
Iceland — 1.3%
Republic of Iceland:
5.00%, 11/15/28	ISK	2,319,313	$ 14,703,679
6.50%, 1/24/31	ISK	1,273,622	8,618,876
8.00%, 6/12/25	ISK	1,168,841	8,340,569
			$ 31,663,124
India — 5.7%
India Government Bond:
7.10%, 4/18/29	INR	8,779,810	$ 104,133,385
Security	Principal Amount (000's omitted)		Value
India (continued)
India Government Bond: (continued)
7.26%, 2/6/33	INR	3,161,740	$ 37,720,436
			$ 141,853,821
Indonesia — 1.5%
Indonesia Government Bond:
7.125%, 6/15/42	IDR	101,384,000	$ 6,338,526
7.125%, 6/15/43	IDR	464,841,000	29,184,904
7.375%, 5/15/48	IDR	36,392,000	2,335,068
			$ 37,858,498
Ivory Coast — 1.7%
Ivory Coast Government International Bond:
6.625%, 3/22/48(8)	EUR	39,874	$ 28,425,978
6.875%, 10/17/40(8)	EUR	17,973	13,822,640
			$ 42,248,618
Lebanon — 0.1%
Lebanese Republic:
5.80%, 4/14/20(8)(10)	USD	332	$ 21,358
6.10%, 10/4/22(8)(10)	USD	5,684	354,187
6.15%, 6/19/20(10)	USD	442	28,435
6.375%, 3/9/20(10)	USD	5,669	364,698
6.40%, 5/26/23(10)	USD	11,020	688,750
6.65%, 11/3/28(8)(10)	USD	2,073	136,298
6.85%, 5/25/29(10)	USD	5,799	371,925
7.00%, 12/3/24(10)	USD	4,878	321,314
8.20%, 5/17/33(10)	USD	4,223	274,389
8.25%, 5/17/34(10)	USD	3,507	233,917
			$ 2,795,271
Mexico — 2.0%
Mexican Bonos:
7.75%, 11/13/42(20)	MXN	591,090	$ 26,195,624
8.00%, 7/31/53(20)	MXN	544,200	24,282,990
			$ 50,478,614
Nigeria — 1.6%
Republic of Nigeria:
7.375%, 9/28/33(8)	USD	6,333	$ 4,781,162
7.625%, 11/28/47(8)	USD	3,531	2,393,068
7.696%, 2/23/38(8)	USD	21,135	15,124,100
8.25%, 9/28/51(8)	USD	25,398	17,944,805
			$ 40,243,135

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
North Macedonia — 2.3%
North Macedonia Government International Bond:
1.625%, 3/10/28(8)	EUR	24,292	$ 20,956,936
3.675%, 6/3/26(8)	EUR	3,970	3,951,433
6.96%, 3/13/27(8)	EUR	30,696	32,956,440
			$ 57,864,809
Panama — 0.1%
Panama Bonos del Tesoro, 6.375%, 7/25/33(3)(8)	USD	1,515	$ 1,385,149
			$ 1,385,149
Peru — 5.8%
Peru Government Bond:
5.40%, 8/12/34	PEN	11,066	$ 2,406,559
5.94%, 2/12/29	PEN	395,045	98,604,303
6.15%, 8/12/32	PEN	5,374	1,279,707
6.35%, 8/12/28	PEN	28,346	7,278,102
7.30%, 8/12/33(3)(8)	PEN	136,689	34,887,320
			$ 144,455,991
Romania — 3.3%
Romania Government International Bond:
1.75%, 7/13/30(8)	EUR	36,399	$ 29,406,834
2.00%, 1/28/32(8)	EUR	797	608,504
2.00%, 4/14/33(8)	EUR	5,022	3,664,135
2.124%, 7/16/31(8)	EUR	2,362	1,859,204
2.125%, 3/7/28(8)	EUR	6,116	5,632,882
3.375%, 1/28/50(8)	EUR	3,514	2,207,152
3.624%, 5/26/30(8)	EUR	439	402,237
3.75%, 2/7/34(8)	EUR	2,626	2,200,235
4.625%, 4/3/49(8)	EUR	20,631	16,195,976
6.625%, 9/27/29(8)	EUR	16,515	18,017,879
			$ 80,195,038
Serbia — 4.4%
Republic of Serbia:
1.00%, 9/23/28(8)	EUR	14,100	$ 11,760,071
1.50%, 6/26/29(8)	EUR	15,362	12,618,072
1.65%, 3/3/33(8)	EUR	9,131	6,423,457
Serbia Treasury Bond:
4.50%, 8/20/32	RSD	5,345,300	42,521,780
5.875%, 2/8/28	RSD	3,900,890	36,045,766
			$ 109,369,146
Security	Principal Amount (000's omitted)		Value
Sri Lanka — 1.8%
Sri Lanka Government International Bond:
5.75%, 4/18/23(8)(10)	USD	13,676	$ 7,178,632
6.20%, 5/11/27(8)(10)	USD	11,845	5,963,364
6.35%, 6/28/24(8)(10)	USD	5,875	3,064,125
6.75%, 4/18/28(8)(10)	USD	2,158	1,085,719
6.825%, 7/18/26(8)(10)	USD	27,346	14,252,543
6.85%, 3/14/24(8)(10)	USD	8,685	4,526,001
6.85%, 11/3/25(8)(10)	USD	15,118	7,898,493
			$ 43,968,877
Suriname — 3.1%
Republic of Suriname:
9.25%, 10/26/26(3)(10)	USD	200	$ 182,500
9.25%, 10/26/26(8)(10)	USD	80,695	73,634,187
12.875%, 12/30/23(8)(10)	USD	2,634	2,412,744
			$ 76,229,431
Ukraine — 0.5%
Ukraine Government Bond:
10.95%, 11/1/23	UAH	57,722	$ 1,509,322
11.67%, 11/22/23	UAH	74,022	1,729,211
15.84%, 2/26/25	UAH	426,258	9,222,200
			$ 12,460,733
Uruguay — 2.5%
Uruguay Government Bond:
3.875%, 7/2/40(21)	UYU	890,796	$ 22,618,170
9.75%, 7/20/33	UYU	1,393,331	34,746,813
Uruguay Monetary Regulation Bill, 0.00%, 7/3/24	UYU	210,400	4,940,833
			$ 62,305,816
Uzbekistan — 1.2%
Republic of Uzbekistan:
14.00%, 7/19/24(8)	UZS	4,180,000	$ 341,339
16.25%, 10/12/26(8)	UZS	367,300,000	30,171,083
			$ 30,512,422
Zambia — 0.4%
Zambia Government Bond:
11.00%, 1/25/26	ZMW	220,720	$ 8,742,485
11.00%, 6/28/26	ZMW	8,247	310,584
12.00%, 6/28/28	ZMW	27,000	876,041
12.00%, 8/30/28	ZMW	2,500	79,974
12.00%, 11/29/28	ZMW	8,500	266,765

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Zambia (continued)
Zambia Government Bond: (continued)
13.00%, 1/25/31	ZMW	13,735	$ 386,887
			$ 10,662,736
Total Sovereign Government Bonds (identified cost $1,423,872,830)			$1,348,674,822

Sovereign Loans — 3.7%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.2%
Republic of Ivory Coast, Term Loan, 9.638%, (6 mo. EURIBOR + 5.75%), 1/6/28(4)	EUR	5,090	$ 5,806,195
			$ 5,806,195
Kenya — 0.2%
Government of Kenya, Term Loan, 12.203%, (6 mo. SOFR + 6.45%), 6/29/25(4)	USD	5,262	$ 5,374,649
			$ 5,374,649
Tanzania — 3.3%
Government of the United Republic of Tanzania, Term Loan, 12.174%, (6 mo. USD LIBOR + 6.30%), 4/28/31(4)	USD	81,953	$ 79,997,298
			$ 79,997,298
Total Sovereign Loans (identified cost $93,170,821)			$ 91,178,142

U.S. Government Guaranteed Small Business Administration Loans(22)(23)— 0.5%
Security	Principal Amount (000's omitted)	Value
1.88%, 12/28/42	$1,277	$ 70,474
2.24%, 11/15/32 to 4/10/43(24)	21,685	1,364,779
2.38%, 11/30/42 to 3/1/43	5,629	377,816
2.63%, 10/27/42 to 3/20/43	5,019	349,120
2.80%, 4/12/27 to 3/10/43(24)	45,200	3,131,289
2.88%, 11/7/42 to 2/13/43	4,564	382,822
3.03%, 2/2/27 to 12/17/43(24)	53,480	3,973,286
3.13%, 10/12/42 to 1/2/43	2,994	268,325
Security	Principal Amount (000's omitted)	Value
3.63%, 10/27/42 to 3/28/43	$14,966	$ 1,579,526
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $24,336,553)		$ 11,497,437

Warrants — 0.0%(6)
Security	Shares	Value
IRSA Inversiones y Representaciones S.A., Exp. 3/5/26(7)	383,780	$ 146,028
Total Warrants (identified cost $0)		$ 146,028

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding S.A., Escrow Certificates(7)(9)	5,728,000	$ 0
Alpha Holding S.A., Escrow Certificates(7)(9)	11,758,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 26.3%
Affiliated Fund — 9.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.25%(25)	230,125,366	$ 230,125,366
Total Affiliated Fund (identified cost $230,125,366)		$ 230,125,366

Repurchase Agreements — 8.1%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 7/27/23 with an interest rate of 4.75%, collateralized by USD 3,500,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $2,335,190(26)	USD	2,563	$ 2,563,050
Dated 7/27/23 with an interest rate of 4.75%, collateralized by USD 6,824,000 Republic of Colombia, 6.125%, due 1/18/41 and a market value, including accrued interest, of $5,361,986(26)	USD	4,997	4,997,215

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Description	Principal Amount (000's omitted)		Value
Bank of America: (continued)
Dated 7/27/23 with an interest rate of 4.80%, collateralized by USD 17,326,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $11,559,859(26)	USD	12,688	$ 12,687,830
Dated 7/27/23 with an interest rate of 5.00%, collateralized by USD 8,500,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $5,671,176(26)	USD	6,225	6,224,550
Dated 8/17/23 with an interest rate of 4.00%, collateralized by USD 3,614,000 Republic of Ecuador, 0.00%, due 7/31/30 and a market value, including accrued interest, of $1,091,220(26)	USD	1,071	1,070,648
Dated 8/21/23 with an interest rate of 3.75%, collateralized by USD 5,075,000 Republic of Ecuador, 0.00%, due 7/31/30 and a market value, including accrued interest, of $1,532,358(26)	USD	1,516	1,516,156
Dated 8/23/23 with an interest rate of 3.60%, collateralized by USD 6,236,000 Republic of Ecuador, 0.00%, due 7/31/30 and a market value, including accrued interest, of $1,882,913(26)	USD	1,832	1,831,825
Dated 10/13/23 with an interest rate of 5.00%, collateralized by USD 2,597,000 Republic of Ecuador, 6.00%, due 7/31/30 and a market value, including accrued interest, of $1,366,127(26)	USD	1,311	1,311,485
Barclays Bank PLC:
Dated 8/17/23 with an interest rate of 3.75%, collateralized by USD 3,625,000 Republic of Ecuador, 0.00%, due 7/31/30 and a market value, including accrued interest, of $1,094,541(26)	USD	1,128	1,128,281
Dated 9/8/23 with an interest rate of 4.00%, collateralized by USD 877,000 Republic of Azerbaijan, 5.125%, due 9/1/29 and a market value, including accrued interest, of $814,077(26)	USD	868	868,230
Dated 9/11/23 with an interest rate of 4.00%, collateralized by USD 7,250,000 Republic of Ecuador, 0.00%, due 7/31/30 and a market value, including accrued interest, of $2,189,083(26)	USD	2,320	2,320,000
Dated 9/11/23 with an interest rate of 4.00%, collateralized by USD 730,000 Republic of Azerbaijan, 5.125%, due 9/1/29 and a market value, including accrued interest, of $677,624(26)	USD	720	719,963
Dated 9/12/23 with an interest rate of 4.00%, collateralized by USD 2,191,000 Republic of Azerbaijan, 5.125%, due 9/1/29 and a market value, including accrued interest, of $2,033,799(26)	USD	2,161	2,160,874
Dated 9/20/23 with an interest rate of 2.50%, collateralized by EUR 4,206,000 Republic of Poland, 1.125%, due 8/7/26 and a market value, including accrued interest, of $4,154,468(26)	EUR	4,111	4,350,236
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 9/20/23 with an interest rate of 2.60%, collateralized by EUR 3,000,000 Republic of Poland, 2.75%, due 5/25/32 and a market value, including accrued interest, of $2,923,616(26)	EUR	2,888	$ 3,055,265
Dated 9/20/23 with an interest rate of 2.75%, collateralized by EUR 1,800,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,687,245(26)	EUR	1,663	1,759,356
Dated 9/20/23 with an interest rate of 3.10%, collateralized by EUR 6,000,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $5,624,150(26)	EUR	5,543	5,864,521
Dated 10/11/23 with an interest rate of 0.00%, collateralized by USD 6,441,000 Pakistan Government International Bond, 8.25%, due 9/30/25 and a market value, including accrued interest, of $4,663,781(26)	USD	3,993	3,993,420
Dated 10/11/23 with an interest rate of 1.75%, collateralized by USD 2,245,000 Pakistan Government International Bond, 6.00%, due 4/8/26 and a market value, including accrued interest, of $1,248,968(26)	USD	1,173	1,173,012
Dated 10/11/23 with an interest rate of 2.25%, collateralized by USD 3,400,000 Pakistan Government International Bond, 6.00%, due 4/8/26 and a market value, including accrued interest, of $1,891,533(26)	USD	1,777	1,776,500
Dated 10/11/23 with an interest rate of 2.50%, collateralized by USD 5,736,000 Pakistan Government International Bond, 6.875%, due 12/5/27 and a market value, including accrued interest, of $3,222,381(26)	USD	3,019	3,018,570
Dated 10/11/23 with an interest rate of 2.75%, collateralized by USD 12,453,000 Pakistan Government International Bond, 6.00%, due 4/8/26 and a market value, including accrued interest, of $6,928,019(26)	USD	6,398	6,397,729
Dated 10/11/23 with an interest rate of 4.50%, collateralized by USD 14,500,000 Republic of Ecuador, 0.00%, due 7/31/30 and a market value, including accrued interest, of $4,378,165(26)	USD	4,368	4,368,125
Dated 10/11/23 with an interest rate of 4.95%, collateralized by USD 3,649,000 Republic of Armenia International Bond, 3.60%, due 2/2/31 and a market value, including accrued interest, of $2,731,028(26)	USD	2,874	2,873,587
Dated 10/11/23 with an interest rate of 5.00%, collateralized by USD 26,599,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $17,746,778(26)	USD	18,254	18,253,564
Dated 10/11/23 with an interest rate of 5.05%, collateralized by USD 14,875,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $9,924,558(26)	USD	10,208	10,207,969

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 10/11/23 with an interest rate of 5.15% payable by the Portfolio, collateralized by MXN 319,966,354 Mexican Udibonos, 4.00%, due 11/3/50 and a market value, including accrued interest, of $15,515,681(26)	USD	15,638	$ 15,638,334
Dated 10/16/23 with an interest rate of 5.15% payable by the Portfolio, collateralized by MXN 413,767,308 Mexican Udibonos, 4.00%, due 11/15/40 and a market value, including accrued interest, of $20,691,404(26)	USD	21,091	21,091,465
JPMorgan Chase Bank, N.A.:
Dated 7/27/23 with an interest rate of 4.95%, collateralized by USD 6,824,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $4,552,954(26)	USD	5,013	5,012,531
Dated 7/27/23 with an interest rate of 5.00%, collateralized by USD 6,813,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $4,545,615(26)	USD	5,004	5,004,451
Dated 10/6/23 with an interest rate of 5.00%, collateralized by USD 7,317,000 Republic of Ecuador, 6.00%, due 7/31/30 and a market value, including accrued interest, of $3,849,039(26)	USD	3,744	3,743,865
Dated 10/13/23 with an interest rate of 5.00%, collateralized by USD 3,659,000 Republic of Ecuador, 6.00%, due 7/31/30 and a market value, including accrued interest, of $1,924,782(26)	USD	1,873	1,872,798
Nomura International PLC:
Dated 8/14/23 with an interest rate of 3.25%, collateralized by USD 6,934,000 Pakistan Government International Bond, 6.00%, due 4/8/26 and a market value, including accrued interest, of $3,857,615(26)	USD	4,605	4,605,043
Dated 9/11/23 with an interest rate of 4.85%, collateralized by USD 3,652,000 Republic of Azerbaijan, 3.50%, due 9/1/32 and a market value, including accrued interest, of $2,883,668(26)	USD	3,172	3,171,981
Dated 9/13/23 with an interest rate of 4.85%, collateralized by USD 1,414,000 Republic of Azerbaijan, 3.50%, due 9/1/32 and a market value, including accrued interest, of $1,116,513(26)	USD	1,216	1,216,118
Dated 9/27/23 with an interest rate of 4.75%, collateralized by USD 4,379,000 Republic of Armenia International Bond, 3.60%, due 2/2/31 and a market value, including accrued interest, of $3,277,384(26)	USD	3,499	3,499,500
Dated 10/11/23 with an interest rate of 3.40%, collateralized by EUR 3,044,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $2,853,319(26)	USD	2,975	2,974,880
Dated 10/11/23 with an interest rate of 4.85%, collateralized by USD 8,762,000 Republic of Azerbaijan, 3.50%, due 9/1/32 and a market value, including accrued interest, of $6,918,592(26)	USD	7,386	7,385,840
Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 10/11/23 with an interest rate of 4.90%, collateralized by USD 6,824,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $4,552,954(26)	USD	4,718	$ 4,717,568
Dated 10/11/23 with an interest rate of 5.05%, collateralized by USD 6,826,000 Republic of Colombia, 5.625%, due 2/26/44 and a market value, including accrued interest, of $4,869,434(26)	USD	5,138	5,137,507
Dated 10/11/23 with an interest rate of 5.05%, collateralized by USD 6,825,000 Republic of Colombia, 5.00%, due 6/15/45 and a market value, including accrued interest, of $4,524,828(26)	USD	4,771	4,770,887
Dated 10/11/23 with an interest rate of 5.05%, collateralized by USD 6,875,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $4,586,981(26)	USD	4,753	4,752,825
Total Repurchase Agreements (identified cost $201,197,637)			$ 201,087,554

Sovereign Government Securities — 5.0%
Security	Principal Amount (000's omitted)		Value
Brazil — 4.4%
Letra do Tesouro Nacional, 0.00%, 1/1/24	BRL	561,300	$ 109,270,403
			$ 109,270,403
Sri Lanka — 0.6%
Sri Lanka Treasury Bills:
0.00%, 11/17/23	LKR	332,000	$ 1,007,297
0.00%, 11/24/23	LKR	166,000	502,193
0.00%, 12/8/23	LKR	384,641	1,156,810
0.00%, 1/5/24	LKR	890,000	2,644,286
0.00%, 1/12/24	LKR	1,648,000	4,881,097
0.00%, 3/15/24	LKR	200,000	577,719
0.00%, 4/19/24	LKR	857,000	2,446,002
			$ 13,215,404
Total Sovereign Government Securities (identified cost $125,672,882)			$ 122,485,807

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

U.S. Treasury Obligations — 3.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/30/23(27)	$55,000	$ 54,765,889
0.00%, 1/9/24(27)	42,000	41,575,161
Total U.S. Treasury Obligations (identified cost $96,339,298)		$ 96,341,050
Total Short-Term Investments (identified cost $653,335,183)		$ 650,039,777

Total Purchased Options — 0.0%(6) (identified cost $950,945)	$ 770,671
Total Investments — 99.6% (identified cost $2,611,538,307)	$2,462,648,511
Total Written Options — (0.0)%(6) (premiums received $338,138)	$ (202,436)
Securities Sold Short — (8.7)%
Common Stocks — (1.3)%
Security	Shares	Value
New Zealand — (1.3)%
a2 Milk Co., Ltd. (The)(7)	(563,000)	$ (1,371,320)
Air New Zealand, Ltd.	(1,306,400)	(509,864)
Auckland International Airport, Ltd.	(827,749)	(3,540,506)
Chorus, Ltd.	(258,615)	(1,081,732)
Contact Energy, Ltd.	(534,300)	(2,427,039)
EBOS Group, Ltd.	(32,800)	(669,586)
Fisher & Paykel Healthcare Corp., Ltd.	(323,700)	(3,926,352)
Fletcher Building, Ltd.	(629,500)	(1,586,470)
Freightways Group, Ltd.	(51,108)	(221,950)
Goodman Property Trust	(630,200)	(738,113)
Infratil, Ltd.	(529,800)	(3,033,649)
Kiwi Property Group, Ltd.	(714,465)	(322,729)
Mainfreight, Ltd.	(56,400)	(1,882,530)
Mercury NZ, Ltd.	(469,259)	(1,614,223)
Meridian Energy, Ltd.	(854,400)	(2,406,298)
Precinct Properties New Zealand, Ltd.	(1,111,675)	(719,619)
Ryman Healthcare, Ltd.	(369,100)	(1,223,681)
SKYCITY Entertainment Group, Ltd.	(402,000)	(438,178)
Security	Shares	Value
New Zealand (continued)
Spark New Zealand, Ltd.	(1,322,400)	$ (3,839,084)
Summerset Group Holdings, Ltd.	(106,094)	(602,508)
Total Common Stocks (proceeds $37,921,506)		$ (32,155,431)
Sovereign Government Bonds — (7.4)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.2)%
Republic of Armenia International Bond, 3.60%, 2/2/31(8)	USD	(8,028)	$ (5,936,963)
			$ (5,936,963)
Azerbaijan — (0.6)%
Republic of Azerbaijan:
3.50%, 9/1/32(8)	USD	(13,828)	$ (10,838,110)
5.125%, 9/1/29(8)	USD	(3,798)	(3,493,058)
			$ (14,331,168)
Colombia — (3.1)%
Republic of Colombia:
5.00%, 6/15/45	USD	(6,825)	$ (4,395,911)
5.20%, 5/15/49	USD	(95,747)	(61,586,330)
5.625%, 2/26/44	USD	(6,826)	(4,800,108)
6.125%, 1/18/41	USD	(6,824)	(5,240,603)
			$ (76,022,952)
Ecuador — (0.7)%
Republic of Ecuador:
0.00%, 7/31/30(8)	USD	(40,300)	$ (12,168,280)
6.00% to 7/31/24, 7/31/30(8)(19)	USD	(9,219)	(4,709,747)
			$ (16,878,027)
Mexico — (1.4)%
Mexican Udibonos:
4.00%, 11/15/40(21)	MXN	(413,767)	$ (20,326,752)
4.00%, 11/3/50(21)	MXN	(319,966)	(15,233,696)
			$ (35,560,448)
Pakistan — (0.9)%
Pakistan Government International Bond:
6.00%, 4/8/26(8)	USD	(25,032)	$ (13,830,180)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Pakistan (continued)
Pakistan Government International Bond: (continued)
6.875%, 12/5/27(8)	USD	(5,736)	$ (3,062,450)
8.25%, 9/30/25(8)	USD	(6,441)	(4,618,023)
			$ (21,510,653)
Poland — (0.5)%
Republic of Poland:
1.00%, 3/7/29(8)	EUR	(10,844)	$ (10,089,582)
2.75%, 5/25/32(8)	EUR	(3,000)	(2,885,350)
			$ (12,974,932)
Total Sovereign Government Bonds (proceeds $190,720,218)			$ (183,215,143)
Total Securities Sold Short (proceeds $228,641,724)			$ (215,370,574)

Other Assets, Less Liabilities — 9.1%	$ 225,942,282
Net Assets — 100.0%	$2,473,017,783
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2023.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2023, the aggregate value of these securities is $171,087,821 or 6.9% of the Portfolio's net assets.
(4)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2023.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2023.
(6)	Amount is less than 0.05% or (0.05)%, as applicable.
(7)	Non-income producing security.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2023, the aggregate value of these securities is $688,396,151 or 27.8% of the Portfolio's net assets.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(10)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(11)	Security converts to variable rate after the indicated fixed-rate coupon period.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(14)	Quantity held represents principal in USD.
(15)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(16)	Restricted security (see Note 5).
(17)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(18)	Fixed-rate loan.
(19)	Step coupon security. Interest rate represents the rate in effect at October 31, 2023.
(20)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(21)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(22)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(23)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro rata basis with all securities in the trust.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

(24)	The stated interest rate represents the weighted average fixed interest rate at October 31, 2023 of all interest only securities comprising the certificate.
(25)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2023.
(26)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(27)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Barclays Bank PLC	USD	32,100,000	CNH	7.30	1/18/24	$279,848
Call USD vs. Put CNH	Goldman Sachs International	USD	56,300,000	CNH	7.30	1/18/24	490,823
Total							$770,671
(1)	Amount is less than 0.05%.
Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Barclays Bank PLC	USD	32,100,000	CNH	7.50	1/18/24	$ (73,509)
Call USD vs. Put CNH	Goldman Sachs International	USD	56,300,000	CNH	7.50	1/18/24	(128,927)
Total							$(202,436)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	5,458,471,000	USD	5,850,451	12/20/23	$ 231,212
CLP	3,834,034,000	USD	4,079,845	12/20/23	191,920
CLP	3,635,045,000	USD	3,889,829	12/20/23	160,228
CLP	1,876,537,774	USD	1,998,945	12/20/23	91,836
CLP	2,045,697,000	USD	2,207,483	12/20/23	71,770
CLP	1,827,357,000	USD	1,971,408	12/20/23	64,578
CLP	1,573,613,000	USD	1,697,606	12/20/23	55,666
CLP	725,023,570	USD	784,471	12/20/23	23,329
CLP	100,000,000	USD	106,755	12/20/23	4,662
CLP	1,494,947,000	USD	1,668,002	12/20/23	(2,378)
CLP	1,494,947,000	USD	1,668,971	12/20/23	(3,346)
CLP	2,989,892,000	USD	3,335,072	12/20/23	(3,825)
CLP	1,494,947,000	USD	1,669,865	12/20/23	(4,241)
CLP	1,494,946,000	USD	1,669,864	12/20/23	(4,241)
CLP	1,494,947,000	USD	1,673,136	12/20/23	(7,511)
COP	8,032,200,000	USD	1,941,280	12/20/23	(10,549)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
COP	62,262,000,000	USD	15,047,927	12/20/23	$ (81,770)
EUR	2,140,000	USD	2,291,555	12/20/23	(22,173)
EUR	3,087,961	USD	3,306,650	12/20/23	(31,995)
IDR	64,596,619,897	USD	4,108,853	12/20/23	(56,803)
IDR	382,346,349,516	USD	24,316,563	12/20/23	(332,543)
KRW	48,288,000,000	USD	36,425,629	12/20/23	(639,208)
KRW	58,668,200,000	USD	44,272,875	12/20/23	(793,648)
PEN	55,562,000	USD	14,306,460	12/20/23	129,378
PEN	8,686,000	USD	2,247,988	12/20/23	8,765
USD	35,074,122	CLP	31,540,404,344	12/20/23	(67,241)
USD	11,232,339	COP	46,474,700,000	12/20/23	61,036
USD	965,240	COP	3,997,029,000	12/20/23	4,459
USD	968,908	COP	4,035,171,000	12/20/23	(1,042)
USD	89,088,248	EUR	83,196,287	12/20/23	862,026
USD	79,490,096	EUR	74,232,920	12/20/23	769,153
USD	58,382,187	EUR	54,521,009	12/20/23	564,911
USD	57,911,176	EUR	54,081,149	12/20/23	560,354
USD	46,123,336	EUR	43,072,912	12/20/23	446,293
USD	40,418,379	EUR	37,745,260	12/20/23	391,092
USD	39,888,339	EUR	37,250,275	12/20/23	385,963
USD	32,895,635	EUR	30,720,042	12/20/23	318,301
USD	29,925,326	EUR	27,946,178	12/20/23	289,560
USD	20,991,321	EUR	19,603,034	12/20/23	203,114
USD	16,055,839	EUR	14,993,967	12/20/23	155,358
USD	15,543,621	EUR	14,515,624	12/20/23	150,401
USD	6,892,395	EUR	6,436,558	12/20/23	66,691
USD	6,558,754	EUR	6,124,983	12/20/23	63,463
USD	747,363	EUR	697,936	12/20/23	7,232
USD	373,186	EUR	348,505	12/20/23	3,611
USD	4,906,667	EUR	4,649,490	12/20/23	(23,925)
USD	7,942,577	EUR	7,526,276	12/20/23	(38,728)
USD	22,172,649	EUR	21,010,496	12/20/23	(108,113)
USD	24,930,933	IDR	383,525,000,000	12/20/23	872,977
USD	16,078,583	IDR	247,015,275,227	12/20/23	583,681
USD	12,461,723	IDR	191,761,000,000	12/20/23	432,840
USD	12,461,044	IDR	191,763,000,000	12/20/23	432,034
USD	12,032,946	IDR	189,202,424,764	12/20/23	164,557
USD	649,137	IDR	9,986,000,000	12/20/23	22,730
USD	418,612	IDR	6,431,135,711	12/20/23	15,196
USD	324,474	IDR	4,993,000,000	12/20/23	11,270
USD	324,453	IDR	4,993,000,000	12/20/23	11,249
USD	5,723,180	INR	478,000,000	12/20/23	(8,602)
USD	9,624,132	INR	804,000,000	12/20/23	(16,773)
USD	14,411,826	INR	1,204,000,000	12/20/23	(25,550)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	19,216,954	INR	1,605,000,000	12/20/23	$ (28,884)
USD	24,733,629	INR	2,066,000,000	12/20/23	(40,141)
USD	67,288,354	PEN	250,528,000	12/20/23	2,197,436
USD	39,610,567	PEN	147,688,000	12/20/23	1,239,018
USD	7,156,786	PEN	26,620,383	12/20/23	240,413
USD	10,998,189	PEN	42,087,000	12/20/23	63,357
USD	1,858,616	PEN	6,920,000	12/20/23	60,697
USD	10,688,603	PEN	40,994,000	12/20/23	37,750
USD	10,454,995	PEN	40,189,000	12/20/23	13,292
USD	13,091,265	PHP	743,000,000	12/20/23	7,760
USD	15,269,327	PHP	867,000,000	12/20/23	2,302
USD	16,128,464	PHP	916,000,000	12/20/23	(1,403)
USD	26,155,134	PHP	1,486,108,580	12/20/23	(13,789)
USD	13,025,428	PHP	742,000,000	12/20/23	(40,469)
USD	15,375,057	PHP	876,000,000	12/20/23	(50,449)
					$10,285,581
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	20,819,015	USD	21,930,554	Citibank, N.A.	11/3/23	$ 98,919	$ —
USD	1,797,297	EUR	1,697,232	Citibank, N.A.	11/3/23	1,384	—
USD	2,427,592	EUR	2,293,439	Goldman Sachs International	11/3/23	807	—
USD	1,787,983	EUR	1,697,232	Goldman Sachs International	11/3/23	—	(7,929)
USD	4,975,744	EUR	4,722,105	Standard Chartered Bank	11/3/23	—	(20,913)
USD	3,591,873	EUR	3,382,000	UBS AG	11/3/23	13,237	—
USD	2,314,107	EUR	2,184,212	UBS AG	11/3/23	2,901	—
USD	1,793,558	EUR	1,694,181	UBS AG	11/3/23	874	—
USD	5,550,960	GBP	4,573,374	Citibank, N.A.	11/3/23	—	(7,774)
OMR	10,000,000	USD	25,940,545	Standard Chartered Bank	11/6/23	43,218	—
OMR	5,300,000	USD	13,755,872	Standard Chartered Bank	11/6/23	15,523	—
OMR	548,000	USD	1,423,488	Standard Chartered Bank	11/6/23	423	—
USD	48,448,681	OMR	18,858,800	Standard Chartered Bank	11/6/23	—	(553,580)
ILS	41,606,661	USD	11,248,914	Bank of America, N.A.	11/13/23	—	(951,157)
USD	10,013,351	ILS	39,418,559	Citibank, N.A.	11/13/23	257,156	—
USD	554,267	ILS	2,188,102	HSBC Bank USA, N.A.	11/13/23	12,706	—
USD	27,114,500	PEN	103,928,000	Standard Chartered Bank	11/13/23	72,980	—
USD	3,508,739	PKR	1,084,200,446	Standard Chartered Bank	11/22/23	—	(342,498)
ILS	85,654,026	USD	22,659,795	HSBC Bank USA, N.A.	11/24/23	—	(1,450,408)
USD	10,761,387	ILS	42,363,277	Standard Chartered Bank	11/24/23	271,522	—
USD	10,965,513	ILS	43,290,749	UBS AG	11/24/23	245,990	—
USD	2,187,898	PKR	687,000,000	Deutsche Bank AG	11/24/23	—	(252,390)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,188,088	PKR	698,000,000	JPMorgan Chase Bank, N.A.	11/27/23	$ —	$ (291,218)
USD	2,076,190	PKR	654,000,000	Standard Chartered Bank	11/27/23	—	(246,827)
USD	2,028,993	PKR	650,799,554	Standard Chartered Bank	11/27/23	—	(282,656)
UZS	23,620,880,922	USD	2,005,168	ICBC Standard Bank plc	11/27/23	—	(78,952)
ILS	14,793,479	USD	3,934,949	BNP Paribas	11/28/23	—	(271,217)
ILS	47,022,462	USD	12,365,432	BNP Paribas	11/28/23	—	(719,918)
ISK	915,862,918	EUR	6,322,837	JPMorgan Chase Bank, N.A.	11/28/23	—	(145,076)
USD	5,677,636	ILS	22,397,381	Citibank, N.A.	11/28/23	130,733	—
USD	10,000,396	ILS	39,418,559	JPMorgan Chase Bank, N.A.	11/28/23	238,053	—
TRY	168,067,954	USD	5,837,665	Standard Chartered Bank	12/8/23	—	(70,053)
USD	3,379,089	EUR	3,191,000	BNP Paribas	12/8/23	—	(2,433)
USD	3,376,981	EUR	3,191,000	Citibank, N.A.	12/8/23	—	(4,541)
USD	10,502,000	EUR	9,927,000	Citibank, N.A.	12/8/23	—	(17,701)
USD	7,503,508	EUR	7,091,000	HSBC Bank USA, N.A.	12/8/23	—	(10,867)
USD	81,448	EUR	76,718	UBS AG	12/8/23	149	—
USD	5,858,020	TRY	168,067,954	Standard Chartered Bank	12/8/23	90,408	—
UZS	50,129,203,000	USD	4,010,336	ICBC Standard Bank plc	12/18/23	—	(65,761)
AUD	41,000,000	USD	26,203,215	BNP Paribas	12/20/23	—	(152,982)
AUD	41,000,000	USD	26,472,839	Citibank, N.A.	12/20/23	—	(422,606)
AUD	60,000,000	USD	38,757,000	Citibank, N.A.	12/20/23	—	(634,707)
AUD	36,275,670	USD	23,441,167	Standard Chartered Bank	12/20/23	—	(392,639)
CAD	101,170,000	USD	74,000,252	Standard Chartered Bank	12/20/23	—	(983,263)
CZK	45,388,806	EUR	1,843,179	Goldman Sachs International	12/20/23	—	(1,894)
CZK	233,920,133	EUR	9,513,125	Goldman Sachs International	12/20/23	—	(24,548)
CZK	45,388,807	EUR	1,845,019	UBS AG	12/20/23	—	(3,847)
CZK	224,142,254	EUR	9,108,512	UBS AG	12/20/23	—	(16,137)
EUR	3,129,348	CZK	77,525,248	Bank of America, N.A.	12/20/23	—	(16,752)
EUR	1,230,999	CZK	30,487,194	Citibank, N.A.	12/20/23	—	(6,199)
EUR	7,824,510	CZK	193,813,122	Citibank, N.A.	12/20/23	—	(40,671)
EUR	6,839,840	CZK	169,489,187	Standard Chartered Bank	12/20/23	—	(38,408)
EUR	3,130,396	CZK	77,525,249	UBS AG	12/20/23	—	(15,641)
EUR	2,708,432	PLN	12,656,581	BNP Paribas	12/20/23	—	(128,322)
EUR	665,125	PLN	3,107,765	Goldman Sachs International	12/20/23	—	(31,422)
EUR	665,707	PLN	3,107,765	UBS AG	12/20/23	—	(30,805)
EUR	2,660,018	PLN	12,431,060	UBS AG	12/20/23	—	(126,200)
HUF	4,912,670,454	EUR	12,532,131	BNP Paribas	12/20/23	206,573	—
HUF	4,496,853,170	EUR	11,504,434	Goldman Sachs International	12/20/23	154,045	—
HUF	1,808,755,940	EUR	4,625,518	Goldman Sachs International	12/20/23	63,951	—
HUF	1,229,481,162	EUR	3,135,051	Goldman Sachs International	12/20/23	53,111	—
HUF	1,229,481,162	EUR	3,135,158	HSBC Bank USA, N.A.	12/20/23	52,998	—
HUF	4,466,064,049	EUR	11,420,859	Standard Chartered Bank	12/20/23	158,087	—
HUF	1,808,755,940	EUR	4,624,683	Standard Chartered Bank	12/20/23	64,837	—
HUF	4,912,670,454	EUR	12,524,654	UBS AG	12/20/23	214,501	—
ILS	49,568,741	USD	13,054,334	BNP Paribas	12/20/23	—	(757,975)
ISK	915,863,000	EUR	6,335,960	Bank of America, N.A.	12/20/23	—	(181,159)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ISK	1,320,871,536	EUR	8,983,687	JPMorgan Chase Bank, N.A.	12/20/23	$ —	$ (97,821)
ISK	822,444,819	EUR	5,670,078	JPMorgan Chase Bank, N.A.	12/20/23	—	(141,882)
ISK	3,464,132,800	EUR	23,547,908	JPMorgan Chase Bank, N.A.	12/20/23	—	(242,959)
JPY	4,546,457,667	USD	31,598,371	Citibank, N.A.	12/20/23	—	(1,365,456)
JPY	1,528,000,000	USD	10,611,384	UBS AG	12/20/23	—	(450,529)
MXN	357,493,935	USD	20,307,412	BNP Paribas	12/20/23	—	(631,717)
MXN	55,936,000	USD	3,223,977	Citibank, N.A.	12/20/23	—	(145,380)
MXN	123,269,000	USD	6,761,262	Goldman Sachs International	12/20/23	23,198	—
MXN	167,989,000	USD	9,226,190	Goldman Sachs International	12/20/23	19,562	—
MXN	123,269,000	USD	6,778,988	Goldman Sachs International	12/20/23	5,472	—
MXN	123,269,000	USD	6,779,567	Goldman Sachs International	12/20/23	4,893	—
MXN	47,638,185	USD	2,739,840	Goldman Sachs International	12/20/23	—	(117,937)
MXN	79,159,680	USD	4,556,580	JPMorgan Chase Bank, N.A.	12/20/23	—	(199,802)
MXN	369,804,000	USD	20,300,987	Standard Chartered Bank	12/20/23	52,227	—
MXN	65,335,000	USD	3,767,335	Standard Chartered Bank	12/20/23	—	(171,437)
NZD	4,250,000	USD	2,516,417	Citibank, N.A.	12/20/23	—	(39,974)
NZD	4,262,617	USD	2,523,887	Citibank, N.A.	12/20/23	—	(40,093)
NZD	6,250,000	USD	3,700,613	Citibank, N.A.	12/20/23	—	(58,786)
NZD	35,303,077	USD	20,902,881	Citibank, N.A.	12/20/23	—	(332,052)
NZD	3,146,034	USD	1,859,533	UBS AG	12/20/23	—	(26,363)
NZD	22,034,089	USD	13,016,440	UBS AG	12/20/23	—	(177,347)
THB	111,924	USD	3,156	Standard Chartered Bank	12/20/23	—	(29)
THB	101,000	USD	2,876	Standard Chartered Bank	12/20/23	—	(54)
THB	1,000,000	USD	28,710	Standard Chartered Bank	12/20/23	—	(769)
USD	16,710,568	CNH	122,000,000	Citibank, N.A.	12/20/23	38,333	—
USD	15,240,558	CNH	111,000,000	Goldman Sachs International	12/20/23	71,557	—
USD	21,008,752	CNH	153,422,000	Goldman Sachs International	12/20/23	42,460	—
USD	96,979,768	CNH	706,205,700	JPMorgan Chase Bank, N.A.	12/20/23	471,346	—
USD	10,353,034	ILS	40,406,752	BNP Paribas	12/20/23	329,461	—
USD	2,326,062	ILS	9,161,989	HSBC Bank USA, N.A.	12/20/23	53,276	—
USD	6,785,970	JPY	1,016,876,598	HSBC Bank USA, N.A.	12/20/23	23,970	—
USD	6,501,224	JPY	974,123,402	HSBC Bank USA, N.A.	12/20/23	23,524	—
USD	4,703,285	MXN	85,280,000	State Street Bank and Trust Company	12/20/23	9,658	—
USD	4,545,817	MXN	82,556,000	State Street Bank and Trust Company	12/20/23	2,113	—
USD	4,520,414	MXN	82,518,200	State Street Bank and Trust Company	12/20/23	—	(21,210)
USD	2,320,623	MXN	42,663,000	State Street Bank and Trust Company	12/20/23	—	(27,457)
USD	34,053,096	MXN	605,562,800	UBS AG	12/20/23	724,226	—
USD	74,012,250	NZD	125,000,000	Citibank, N.A.	12/20/23	1,175,720	—
USD	48,114,151	NZD	81,522,464	UBS AG	12/20/23	611,644	—
USD	237,637	THB	8,277,000	Standard Chartered Bank	12/20/23	6,362	—
USD	6,276,210	UYU	244,636,000	Citibank, N.A.	12/20/23	192,486	—
USD	3,128,912	UYU	122,184,000	Citibank, N.A.	12/20/23	90,382	—
USD	2,210,232	ZAR	42,182,883	Goldman Sachs International	12/20/23	—	(43,687)
USD	2,297,123	ZAR	43,940,503	Goldman Sachs International	12/20/23	—	(50,709)
USD	7,627,028	ZAR	146,008,014	Goldman Sachs International	12/20/23	—	(174,482)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,209,687	ZAR	42,182,883	HSBC Bank USA, N.A.	12/20/23	$ —	$ (44,232)
USD	2,295,534	ZAR	43,940,503	HSBC Bank USA, N.A.	12/20/23	—	(52,298)
USD	6,189,161	ZAR	118,118,287	HSBC Bank USA, N.A.	12/20/23	—	(122,143)
USD	7,624,041	ZAR	146,008,013	HSBC Bank USA, N.A.	12/20/23	—	(177,469)
USD	6,154,293	ZAR	117,383,914	UBS AG	12/20/23	—	(117,772)
USD	400,317	ZMW	8,386,651	JPMorgan Chase Bank, N.A.	12/20/23	22,097	—
ZAR	22,838,464	USD	1,193,014	Goldman Sachs International	12/20/23	27,292	—
ZAR	18,687,785	USD	973,510	Goldman Sachs International	12/20/23	25,017	—
ZAR	6,837,864	USD	357,470	Goldman Sachs International	12/20/23	7,891	—
ZAR	4,669,292	USD	243,394	Goldman Sachs International	12/20/23	6,096	—
ZAR	5,880,563	USD	308,120	Goldman Sachs International	12/20/23	6,090	—
ZAR	22,838,464	USD	1,192,547	HSBC Bank USA, N.A.	12/20/23	27,760	—
ZAR	16,323,971	USD	855,343	HSBC Bank USA, N.A.	12/20/23	16,880	—
ZAR	6,837,864	USD	357,223	HSBC Bank USA, N.A.	12/20/23	8,138	—
ZAR	5,880,563	USD	308,044	HSBC Bank USA, N.A.	12/20/23	6,166	—
ZAR	4,669,292	USD	243,388	HSBC Bank USA, N.A.	12/20/23	6,102	—
ZAR	18,431,418	USD	961,221	JPMorgan Chase Bank, N.A.	12/20/23	23,608	—
ZAR	16,410,872	USD	860,402	UBS AG	12/20/23	16,465	—
USD	7,559,974	KES	1,171,795,907	Standard Chartered Bank	12/21/23	21,561	—
USD	3,418,240	KES	553,759,398	Standard Chartered Bank	12/21/23	—	(144,211)
UZS	48,492,293,000	USD	3,868,551	ICBC Standard Bank plc	12/21/23	28,106	—
UZS	24,149,433,000	USD	1,934,276	ICBC Standard Bank plc	12/21/23	6,282	—
USD	54,685,356	BRL	269,000,000	BNP Paribas	1/3/24	1,699,223	—
USD	58,149,482	BRL	292,300,000	BNP Paribas	1/3/24	573,844	—
UZS	44,918,382,000	USD	3,579,154	JPMorgan Chase Bank, N.A.	1/10/24	—	(35,531)
HUF	792,286,108	EUR	1,943,833	BNP Paribas	1/11/24	107,117	—
HUF	2,415,135,335	EUR	6,008,397	UBS AG	1/11/24	238,418	—
HUF	717,173,477	EUR	1,768,992	UBS AG	1/11/24	86,935	—
EGP	2,209,540	USD	64,989	Standard Chartered Bank	1/22/24	—	(2,172)
USD	61,359	EGP	2,209,540	Goldman Sachs International	1/22/24	—	(1,458)
UZS	46,590,925,423	USD	3,691,832	ICBC Standard Bank plc	1/22/24	54,748	—
UZS	24,410,559,000	USD	1,934,276	ICBC Standard Bank plc	1/22/24	28,684	—
HUF	3,860,572,749	EUR	9,045,391	Barclays Bank PLC	1/30/24	938,268	—
USD	2,149,500	PKR	644,850,000	Citibank, N.A.	1/31/24	—	(131,723)
USD	2,609,768	PKR	788,150,000	JPMorgan Chase Bank, N.A.	1/31/24	—	(178,394)
USD	3,735,505	PKR	1,146,800,000	JPMorgan Chase Bank, N.A.	2/2/24	—	(320,447)
USD	1,611,765	PKR	493,200,000	Standard Chartered Bank	2/2/24	—	(132,563)
USD	12,218,558	UGX	48,141,120,629	Deutsche Bank AG	2/6/24	—	(332,274)
USD	28,368,794	OMR	11,000,000	Standard Chartered Bank	2/22/24	—	(194,803)
USD	3,536,774	KZT	1,736,556,000	ICBC Standard Bank plc	3/14/24	—	(24,614)
USD	7,073,547	KZT	3,474,880,000	ICBC Standard Bank plc	3/14/24	—	(52,855)
USD	26,205,980	SAR	98,600,000	Standard Chartered Bank	3/14/24	—	(53,951)
USD	12,408,845	BHD	4,730,872	Standard Chartered Bank	3/18/24	—	(114,641)
USD	17,098,499	BHD	6,518,000	Standard Chartered Bank	3/18/24	—	(155,842)
TRY	268,396,676	USD	8,595,639	Standard Chartered Bank	3/20/24	—	(219,286)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,327,475	TRY	268,396,676	Standard Chartered Bank	3/20/24	$ —	$ (48,878)
USD	3,671,357	EGP	146,120,000	HSBC Bank USA, N.A.	3/25/24	—	(49,444)
USD	10,353,220	EGP	397,356,601	Citibank, N.A.	6/13/24	1,012,970	—
USD	4,951,483	KZT	2,500,499,000	ICBC Standard Bank plc	6/18/24	—	(42,109)
NGN	495,390,017	USD	582,812	JPMorgan Chase Bank, N.A.	6/20/24	—	(111,412)
NGN	2,601,891,623	USD	3,153,808	Societe Generale	6/21/24	—	(678,683)
TRY	131,342,227	USD	3,885,896	Standard Chartered Bank	6/21/24	—	(142,600)
USD	3,740,848	TRY	131,342,227	Standard Chartered Bank	6/21/24	—	(2,448)
NGN	1,352,433,739	USD	1,591,111	Standard Chartered Bank	6/24/24	—	(305,763)
KZT	1,957,500,000	USD	3,828,851	Societe Generale	6/25/24	73,722	—
USD	4,244,131	KZT	2,175,117,000	ICBC Standard Bank plc	6/25/24	—	(92,295)
NGN	1,393,006,751	USD	1,591,111	Standard Chartered Bank	6/26/24	—	(268,021)
NGN	1,313,023,184	USD	1,475,319	Standard Chartered Bank	7/3/24	—	(230,889)
NGN	1,414,379,737	USD	1,571,533	Societe Generale	7/8/24	—	(233,105)
USD	9,048,690	SAR	34,000,000	Standard Chartered Bank	7/15/24	—	(317)
USD	26,650,006	OMR	10,530,750	Standard Chartered Bank	8/29/24	—	(647,340)
USD	874,322	AMD	348,679,825	Citibank, N.A.	9/6/24	54,463	—
USD	52,039	EGP	2,209,540	Standard Chartered Bank	9/11/24	3,040	—
KZT	3,688,854,849	USD	7,073,547	Citibank, N.A.	9/16/24	143,425	—
KZT	2,362,387,916	USD	4,527,816	Citibank, N.A.	9/16/24	94,022	—
KZT	1,846,195,811	USD	3,536,774	Citibank, N.A.	9/16/24	75,172	—
KZT	1,844,427,424	USD	3,536,774	Citibank, N.A.	9/16/24	71,713	—
USD	1,213,868	AMD	493,134,000	Citibank, N.A.	9/16/24	56,137	—
USD	7,073,549	KZT	3,589,826,000	Citibank, N.A.	9/16/24	50,319	—
USD	3,536,773	KZT	1,808,175,000	Citibank, N.A.	9/16/24	—	(788)
USD	8,488,256	KZT	4,343,865,000	Citibank, N.A.	9/16/24	—	(10,195)
USD	12,532,608	EGP	506,944,000	Citibank, N.A.	9/17/24	1,323,953	—
USD	3,536,775	KZT	1,835,586,000	Citibank, N.A.	9/19/24	—	(52,108)
TRY	651,103,833	USD	17,777,187	Standard Chartered Bank	9/20/24	—	(792,200)
USD	16,999,396	TRY	651,103,833	Standard Chartered Bank	9/20/24	14,409	—
TRY	176,998,064	USD	4,766,379	Standard Chartered Bank	9/23/24	—	(162,439)
USD	4,616,140	TRY	176,998,064	Standard Chartered Bank	9/23/24	12,200	—
USD	3,603,639	KZT	1,877,496,000	Bank of America, N.A.	9/30/24	—	(58,563)
USD	7,657,092	BHD	2,927,000	Standard Chartered Bank	6/13/25	—	(41,867)
USD	35,111,769	BHD	13,422,878	Standard Chartered Bank	6/18/25	—	(191,852)
USD	11,380,379	SAR	42,945,000	Standard Chartered Bank	6/18/25	—	(25,896)
						$13,405,289	$(21,155,869)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	285	Long	11/30/23	$ 24,230,700	$ (729,379)
Equity Futures
Hang Seng Index	46	Long	11/29/23	5,043,516	30,998
Nikkei 225 Index	126	Long	12/7/23	19,766,250	(784,353)
Euro Stoxx 50 Index	(971)	Short	12/15/23	(41,926,911)	1,815,279
IFSC Nifty 50 Index	(733)	Short	11/30/23	(28,092,959)	291,324
SPI 200 Index	(113)	Short	12/21/23	(12,205,367)	847,840
Interest Rate Futures
Long Gilt	550	Long	12/27/23	62,277,193	(1,003,504)
U.S. Ultra-Long Treasury Bond	338	Long	12/19/23	38,046,125	(4,310,614)
Euro-Bobl	(818)	Short	12/7/23	(100,652,023)	565,947
Euro-Bund	(764)	Short	12/7/23	(104,274,048)	1,623,860
Euro-Buxl	(124)	Short	12/7/23	(15,799,638)	1,245,623
Japan 10-Year Bond	(131)	Short	12/13/23	(124,237,176)	1,900,224
U.S. 5-Year Treasury Note	(1,094)	Short	12/29/23	(114,297,360)	575,335
U.S. 10-Year Treasury Note	(303)	Short	12/19/23	(32,170,078)	857,025
U.S. Long Treasury Bond	(217)	Short	12/19/23	(23,747,937)	1,976,856
					$ 4,902,461
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	11,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 1,511,373
EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	1,498,918
EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	1,498,917
EUR	11,410	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	1,660,677
EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,759,213)
EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,762,781)
EUR	11,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,775,352)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	11,410	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	$ (2,031,525)
EUR	4,350	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.10% (pays upon termination)	3/12/50	(1,919,287)
EUR	7,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	(129,362)
EUR	26,300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.72% (pays upon termination)	6/15/53	346,025
USD	75,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.48% (pays upon termination)	3/16/28	811,772
USD	50,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.49% (pays upon termination)	3/16/28	521,927
USD	64,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.48% (pays upon termination)	3/20/28	676,237
USD	65,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.41% (pays upon termination)	6/5/28	778,235
USD	26,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.60% (pays upon termination)	7/31/28	71,792
USD	13,750	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.58% (pays upon termination)	8/25/28	40,214
USD	9,489	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.44% (pays upon termination)	1/13/33	191,917
USD	4,900	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.60% (pays upon termination)	4/3/33	46,710
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.61% (pays upon termination)	4/3/33	86,240
USD	51,550	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(2,293,254)
USD	18,160	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(821,182)
USD	34,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	1,916,016
USD	17,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	960,533
USD	18,140	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	1,135,674
USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	618,930
USD	10,710	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	630,661
							$ 2,510,812

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	1,551,900	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.29% (pays upon termination)	7/1/24	$ (938,974)	$ —	$ (938,974)
BRL	261,625	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.40% (pays upon termination)	1/2/25	(550,197)	—	(550,197)
BRL	261,625	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.50% (pays upon termination)	1/2/25	(488,280)	—	(488,280)
BRL	255,919	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.52% (pays upon termination)	1/2/25	(471,961)	—	(471,961)
BRL	267,331	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.52% (pays upon termination)	1/2/25	(491,400)	—	(491,400)
BRL	1,158,100	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.96% (pays upon termination)	1/2/25	(661,105)	—	(661,105)
CLP	40,832,380	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.77% (pays semi-annually)	6/6/33	1,689,603	12,797	1,702,400
CLP	13,713,620	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.65% (pays semi-annually)	6/14/33	633,292	—	633,292
CLP	11,010,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.00% (pays semi-annually)	6/22/33	1,183,010	—	1,183,010
CLP	12,557,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.20% (pays semi-annually)	6/22/33	1,125,128	—	1,125,128
CNY	170,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.41% (pays quarterly)	12/20/28	(2,987)	—	(2,987)
CNY	225,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.41% (pays quarterly)	12/20/28	(3,954)	—	(3,954)
CNY	108,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.42% (pays quarterly)	12/20/28	365	—	365
CNY	225,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.42% (pays quarterly)	12/20/28	4,799	—	4,799
CNY	108,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.43% (pays quarterly)	12/20/28	10,707	—	10,707
CNY	333,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.43% (pays quarterly)	12/20/28	34,091	—	34,091
CNY	61,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.44% (pays quarterly)	12/20/28	7,143	—	7,143
CNY	48,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.44% (pays quarterly)	12/20/28	6,577	—	6,577

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	148,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.44% (pays quarterly)	12/20/28	$ 21,759	$ —	$ 21,759
CNY	111,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.44% (pays quarterly)	12/20/28	16,999	—	16,999
CNY	40,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.45% (pays quarterly)	12/20/28	7,409	—	7,409
CNY	101,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.46% (pays quarterly)	12/20/28	26,939	—	26,939
CNY	101,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/20/28	29,961	—	29,961
CNY	121,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/20/28	39,679	—	39,679
CNY	83,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/20/28	27,602	—	27,602
COP	86,746,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	2,329,911	—	2,329,911
COP	40,662,300	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(1,154,544)	—	(1,154,544)
COP	61,940,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(1,745,078)	—	(1,745,078)
COP	85,106,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	(2,362,469)	—	(2,362,469)
COP	41,729,700	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(1,135,328)	—	(1,135,328)
COP	14,659,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	436,513	—	436,513
COP	6,351,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	185,242	—	185,242
COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	847,339	—	847,339
COP	20,326,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	583,963	—	583,963
COP	6,192,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	174,880	—	174,880
COP	15,771,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	434,758	—	434,758

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	27,035,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	$ (569,412)	$ —	$ (569,412)
COP	35,344,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	583,240	—	583,240
COP	76,566,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	1,198,800	—	1,198,800
COP	7,565,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	(6,025)	(88)	(6,113)
COP	14,525,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	(19,346)	—	(19,346)
CZK	569,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.18% (pays annually)	9/20/28	(384,716)	—	(384,716)
CZK	155,489	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	(327,647)	—	(327,647)
CZK	310,979	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(639,834)	—	(639,834)
CZK	467,532	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(949,818)	—	(949,818)
CZK	225,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.31% (pays annually)	12/20/33	(114,840)	—	(114,840)
EUR	2,800	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	62,271	(50)	62,221
EUR	5,444	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	(76,893)	—	(76,893)
EUR	1,800	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	(10,301)	—	(10,301)
EUR	2,719	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	(39,770)	—	(39,770)
EUR	600	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	(3,465)	—	(3,465)
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	(1,334)	—	(1,334)
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	(12,091)	—	(12,091)
EUR	6,500	Receives	1-day Euro Short-Term Rate (pays annually)	0.83% (pays annually)	3/17/52	3,044,613	(1,497)	3,043,116
EUR	8,950	Receives	1-day Euro Short-Term Rate (pays annually)	0.86% (pays annually)	3/18/52	4,133,615	643	4,134,258
EUR	3,019	Receives	1-day Euro Short-Term Rate (pays annually)	0.87% (pays annually)	3/18/52	1,386,035	(106)	1,385,929
EUR	1,770	Receives	1-day Euro Short-Term Rate (pays annually)	1.29% (pays annually)	4/20/52	659,574	33	659,607

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
GBP	15,312	Pays	1-day Sterling Overnight Index Average (pays annually)	4.56% (pays annually)	10/2/28	$ 26,027	$ —	$ 26,027
GBP	30,192	Pays	1-day Sterling Overnight Index Average (pays annually)	4.39% (pays annually)	12/20/28	(129,889)	—	(129,889)
GBP	15,096	Pays	1-day Sterling Overnight Index Average (pays annually)	4.59% (pays annually)	12/20/28	92,102	—	92,102
HUF	607,981	Pays	6-month HUF BUBOR (pays semi-annually)	7.95% (pays annually)	4/25/33	116,211	—	116,211
HUF	3,776,964	Pays	6-month HUF BUBOR (pays semi-annually)	7.90% (pays annually)	4/27/33	676,565	—	676,565
HUF	5,920,391	Pays	6-month HUF BUBOR (pays semi-annually)	8.08% (pays annually)	5/25/33	(1,727)	—	(1,727)
HUF	1,888,482	Pays	6-month HUF BUBOR (pays semi-annually)	7.88% (pays annually)	6/5/33	(54,712)	—	(54,712)
INR	3,402,510	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.73% (pays semi-annually)	12/20/25	56,515	—	56,515
INR	2,103,490	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.73% (pays semi-annually)	12/20/25	36,088	—	36,088
INR	7,020,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.75% (pays semi-annually)	12/20/25	154,162	—	154,162
INR	9,992,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.75% (pays semi-annually)	12/20/25	222,705	—	222,705
JPY	6,104,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.31% (pays annually)	12/1/27	266,170	—	266,170
JPY	559,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	23,226	—	23,226
JPY	5,588,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	231,773	—	231,773
JPY	3,184,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.41% (pays annually)	9/20/28	234,558	—	234,558
JPY	45,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.80% (pays annually)	9/20/33	8,702	—	8,702
JPY	57,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.80% (pays annually)	9/20/33	10,986	—	10,986
JPY	36,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.81% (pays annually)	9/20/33	6,822	—	6,822
JPY	6,992,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.82% (pays annually)	9/20/33	1,269,857	—	1,269,857
JPY	2,841,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.86% (pays annually)	9/20/33	432,689	—	432,689

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
JPY	2,031,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.07% (pays annually)	12/20/33	$ 107,781	$ —	$ 107,781
JPY	537,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	356,413	—	356,413
JPY	478,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	314,289	—	314,289
JPY	510,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.29% (pays annually)	3/15/53	330,768	—	330,768
JPY	1,218,600	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.29% (pays annually)	3/15/53	787,426	—	787,426
JPY	1,128,100	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.30% (pays annually)	3/15/53	718,156	—	718,156
JPY	1,123,900	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.30% (pays annually)	3/15/53	711,003	—	711,003
JPY	480,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.33% (pays annually)	9/20/53	306,390	—	306,390
KRW	12,965,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.57% (pays quarterly)	6/21/28	(214,472)	—	(214,472)
KRW	12,965,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.60% (pays quarterly)	6/21/28	(199,719)	—	(199,719)
KRW	13,412,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.61% (pays quarterly)	6/21/28	(204,425)	—	(204,425)
KRW	20,704,100	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.65% (pays quarterly)	7/19/31	(2,540,547)	—	(2,540,547)
KRW	4,747,173	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.23% (pays quarterly)	6/21/33	(258,423)	—	(258,423)
KRW	28,753,581	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	6/21/33	(1,431,144)	—	(1,431,144)
KRW	5,306,360	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	6/21/33	(257,924)	—	(257,924)
KRW	5,345,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.35% (pays quarterly)	6/21/33	(251,273)	—	(251,273)
KRW	14,189,521	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.41% (pays quarterly)	6/21/33	(616,550)	—	(616,550)
KRW	4,881,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.29% (pays quarterly)	9/20/33	(253,886)	—	(253,886)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	3,543,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	$ (180,957)	$ —	$ (180,957)
KRW	887,765	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	(45,064)	—	(45,064)
KRW	4,723,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	9/20/33	(233,228)	—	(233,228)
KRW	4,723,600	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.34% (pays quarterly)	9/20/33	(230,888)	—	(230,888)
KRW	7,533,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	9/20/33	(338,687)	—	(338,687)
KRW	7,690,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.52% (pays quarterly)	9/20/33	(290,288)	—	(290,288)
KRW	15,536,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	(549,930)	—	(549,930)
KRW	7,156,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	(252,853)	—	(252,853)
KRW	6,120,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	(214,712)	—	(214,712)
KRW	7,250,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.59% (pays quarterly)	9/20/33	(240,717)	—	(240,717)
KRW	10,491,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.02% (pays quarterly)	12/20/33	(76,516)	—	(76,516)
KRW	20,755,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.03% (pays quarterly)	12/20/33	(136,025)	—	(136,025)
MXN	2,783,830	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	11.33% (pays monthly)	10/7/24	(156,143)	—	(156,143)
MXN	5,211,360	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	11.24% (pays monthly)	10/9/24	(518,769)	—	(518,769)
MXN	1,987,810	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	11.25% (pays monthly)	10/10/24	(191,635)	—	(191,635)
PLN	54,770	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/14/26	794,504	—	794,504
PLN	163,380	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/15/26	2,373,341	—	2,373,341
PLN	85,600	Receives	6-month PLN WIBOR (pays semi-annually)	3.39% (pays annually)	12/15/26	713,344	—	713,344
PLN	48,710	Receives	6-month PLN WIBOR (pays semi-annually)	5.56% (pays annually)	12/21/27	(621,779)	—	(621,779)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	55,790	Receives	6-month PLN WIBOR (pays semi-annually)	6.02% (pays annually)	12/21/27	$ (991,839)	$ —	$ (991,839)
USD	1,000	Receives	SOFR (pays annually)	1.21% (pays annually)	11/29/26	132,441	—	132,441
USD	5,458	Pays	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	(678,916)	(3,727)	(682,643)
USD	10,942	Receives	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	1,361,046	7,923	1,368,969
USD	75,000	Pays	SOFR (pays annually)	3.55% (pays semi-annually)	3/16/28	(4,942,511)	—	(4,942,511)
USD	50,000	Pays	SOFR (pays annually)	3.57% (pays semi-annually)	3/16/28	(3,331,752)	—	(3,331,752)
USD	64,000	Pays	SOFR (pays annually)	3.56% (pays annually)	3/20/28	(3,183,788)	—	(3,183,788)
USD	65,000	Pays	SOFR (pays annually)	3.49% (pays annually)	6/5/28	(3,337,558)	—	(3,337,558)
USD	26,500	Pays	SOFR (pays annually)	3.95% (pays annually)	7/31/28	(777,551)	—	(777,551)
USD	55,000	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(1,456,123)	—	(1,456,123)
USD	55,000	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(1,453,660)	—	(1,453,660)
USD	13,625	Pays	SOFR (pays annually)	4.18% (pays annually)	8/23/28	(250,917)	(409)	(251,326)
USD	11,800	Pays	SOFR (pays annually)	4.05% (pays annually)	9/20/28	(272,286)	—	(272,286)
USD	11,800	Pays	SOFR (pays annually)	4.06% (pays annually)	9/20/28	(270,975)	—	(270,975)
USD	6,917	Receives	SOFR (pays annually)	1.94% (pays annually)	3/17/32	1,379,609	333	1,379,942
USD	10,205	Pays	SOFR (pays annually)	3.23% (pays semi-annually)	1/13/33	(1,277,975)	—	(1,277,975)
USD	4,900	Pays	SOFR (pays annually)	3.27% (pays annually)	4/3/33	(529,459)	—	(529,459)
USD	10,000	Pays	SOFR (pays annually)	3.28% (pays annually)	4/3/33	(1,071,527)	—	(1,071,527)
USD	32,400	Pays	SOFR (pays annually)	3.76% (pays annually)	9/20/33	(901,857)	—	(901,857)
ZAR	161,638	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	1/19/28	(246,670)	73	(246,597)
ZAR	649,365	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	1/19/28	(935,096)	332	(934,764)
ZAR	642,466	Pays	3-month ZAR JIBAR (pays quarterly)	8.39% (pays quarterly)	2/24/28	(131,497)	772	(130,725)
ZAR	603,659	Pays	3-month ZAR JIBAR (pays quarterly)	8.39% (pays quarterly)	2/24/28	(117,429)	730	(116,699)
Total						$(14,836,551)	$17,759	$ (14,818,792)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Colombia	$ 86,100	1.00% (pays quarterly)(1)	2.20%	12/20/28	$ (4,435,277)	$ 4,818,505	$ 383,228
Total	$86,100				$(4,435,277)	$4,818,505	$383,228
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Austria	$ 18,213	1.00% (pays quarterly)(1)	12/20/28	$ (711,940)	$ 689,166	$ (22,774)
China	165,600	1.00% (pays quarterly)(1)	12/20/28	(1,545,162)	1,628,896	83,734
Finland	18,801	0.25% (pays quarterly)(1)	12/20/28	(26,138)	8,593	(17,545)
France	87,573	0.25% (pays quarterly)(1)	12/20/28	97,944	(80,009)	17,935
Germany	85,444	0.25% (pays quarterly)(1)	12/20/28	(186,134)	215,359	29,225
Hungary	19,438	1.00% (pays quarterly)(1)	12/20/28	487,075	(510,253)	(23,178)
Malaysia	286,450	1.00% (pays quarterly)(1)	12/20/28	(5,001,055)	6,581,236	1,580,181
Markit CDX Emerging Markets Index (CDX.EM.31.V3)	860	1.00% (pays quarterly)(1)	6/20/24	(3,914)	(16,771)	(20,685)
Markit CDX Emerging Markets Index (CDX.EM.40.V1)	100,600	1.00% (pays quarterly)(1)	12/20/28	5,383,770	(5,558,972)	(175,202)
Markit CDX North America High Yield Index (CDX.NA.HY.41.V2)	122,000	5.00% (pays quarterly)(1)	12/20/28	(119,641)	393,355	273,714
Philippines	66,000	1.00% (pays quarterly)(1)	12/20/28	(395,796)	570,538	174,742
Poland	73,949	1.00% (pays quarterly)(1)	12/20/28	(1,152,211)	935,804	(216,407)
Qatar	31,700	1.00% (pays quarterly)(1)	12/20/28	(627,503)	896,531	269,028
Romania	19,120	1.00% (pays quarterly)(1)	12/20/28	545,577	(583,706)	(38,129)
Saudi	192,700	1.00% (pays quarterly)(1)	12/20/28	(3,053,782)	4,400,328	1,346,546
Saudi	57,200	1.00% (pays quarterly)(1)	12/20/33	(164,372)	817,969	653,597
South Africa	459,827	1.00% (pays quarterly)(1)	12/20/28	34,241,233	(32,806,254)	1,434,979
South Africa	58,700	1.00% (pays quarterly)(1)	6/20/29	5,265,033	(4,829,826)	435,207
South Africa	9,464	1.00% (pays quarterly)(1)	6/20/31	1,327,218	(1,101,977)	225,241

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Spain	$127,300	1.00% (pays quarterly)(1)	12/20/28	$ (2,755,931)	$ 2,793,906	$ 37,975
Turkey	21,042	1.00% (pays quarterly)(1)	12/20/28	2,534,461	(2,627,907)	(93,446)
United Kingdom	85,267	1.00% (pays quarterly)(1)	12/20/28	(2,747,974)	2,723,120	(24,854)
Total				$31,390,758	$ (25,460,874)	$5,929,884
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Bank of America, N.A.	$ 17,700	1.00% (pays quarterly)(1)	2.34%	12/20/23	$ (11,887)	$ 17,974	$ 6,087
Vietnam	Goldman Sachs International	19,880	1.00% (pays quarterly)(1)	0.68	6/20/24	63,252	(37,737)	25,515
Total		$37,580				$ 51,365	$ (19,763)	$31,602
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Czech Republic	JPMorgan Chase Bank, N.A.	$19,840	1.00% (pays quarterly)(1)	12/20/28	$ (633,856)	$ 606,983	$ (26,873)
Dubai	Barclays Bank PLC	6,348	1.00% (pays quarterly)(1)	12/20/24	(54,713)	(23,974)	(78,687)
Dubai	Barclays Bank PLC	9,572	1.00% (pays quarterly)(1)	12/20/24	(82,501)	(36,181)	(118,682)
Saudi Arabia	Barclays Bank PLC	25,486	1.00% (pays quarterly)(1)	6/20/31	(253,982)	(358,509)	(612,491)
Sweden	Citibank, N.A.	41,185	0.25% (pays quarterly)(1)	12/20/28	(158,794)	151,150	(7,644)
Total					$(1,183,846)	$ 339,469	$(844,377)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2023, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $123,680,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	USD	394,000	Excess Return on Bloomberg Commodity 1 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.13% (pays upon termination)	2/26/24	$ (9,561)
BNP Paribas	USD	147,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.13% (pays upon termination)	2/26/24	63,376
Citibank, N.A.	KRW	80,750	Positive Return on KOSPI 200 Index Futures 12/2023 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 12/2023 (pays upon termination)	12/14/23	(1,741,959)
						$ (1,688,144)
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 7,890,662,080 (pays semi-annually)*	1.41% on CLP equivalent of CLF 224,000 (pays semi-annually)*	1/13/33	$1,062,411
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,698,942,950 (pays semi-annually)*	2.10% on CLP equivalent of CLF 85,000 (pays semi-annually)*	4/8/32	(207,403)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 8,224,633,060 (pays semi-annually)*	2.25% on CLP equivalent of CLF 259,000 (pays semi-annually)*	4/11/32	(750,986)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,531,614,475 (pays semi-annually)*	1.85% on CLP equivalent of CLF 47,900 (pays semi-annually)*	4/20/32	(71,473)
				$ 32,549
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices
JIBAR	– Johannesburg Interbank Average Rate

LIBOR	– London Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AMD	– Armenian Dram
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won

KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MXN	– Mexican Peso
NGN	– Nigerian Naira
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PKR	– Pakistan Rupee
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
THB	– Thai Baht
TRY	– Turkish Lira
UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Statement of Assets and Liabilities

October 31, 2023
Assets
Unaffiliated investments, at value (identified cost $2,381,412,941)	$ 2,232,523,145
Affiliated investments, at value (identified cost $230,125,366)	230,125,366
Deposits for derivatives collateral:
Centrally cleared derivatives	188,834,489
OTC derivatives	2,099,800
Cash collateral for securities sold short	48,314,751
Foreign currency, at value (identified cost $41,058,028)	40,701,391
Interest and dividends receivable	34,959,530
Dividends receivable from affiliated investments	989,809
Receivable for investments sold	3,607,318
Receivable for variation margin on open futures contracts	137,258
Receivable for open forward foreign currency exchange contracts	13,405,289
Receivable for open swap contracts	1,157,389
Upfront payments on open non-centrally cleared swap contracts	456,401
Tax reclaims receivable	39,221
Trustees' deferred compensation plan	150,068
Total assets	$2,797,501,225
Liabilities
Cash collateral due to brokers	$ 2,099,800
Payable for reverse repurchase agreements, including accrued interest of $162,189	51,560,669
Written options outstanding, at value (premiums received $338,138)	202,436
Payable for investments purchased	17,125,260
Payable for securities sold short, at value (proceeds $228,641,724)	215,370,574
Payable for variation margin on open centrally cleared derivatives	396,996
Payable for open forward foreign currency exchange contracts	21,155,869
Payable for open swap contracts	3,625,759
Payable for closed swap contracts	1,145,194
Upfront receipts on open non-centrally cleared swap contracts	776,107
Due to custodian	3,954,272
Payable to affiliates:
Investment adviser fee	1,942,064
Trustees' fees	9,223
Trustees' deferred compensation plan	150,068
Other	147,809
Interest and dividends payable on securities sold short	4,005,080
Accrued foreign capital gains taxes	20,331
Accrued expenses	795,931
Total liabilities	$ 324,483,442
Net Assets applicable to investors' interest in Portfolio	$2,473,017,783

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Statement of Operations

Year Ended
October 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $238,643)	$ 3,932,913
Dividend income from affiliated investments	10,085,746
Interest and other income (net of foreign taxes withheld of $2,397,281)	159,039,853
Total investment income	$ 173,058,512
Expenses
Investment adviser fee	$ 21,371,612
Trustees’ fees and expenses	108,505
Custodian fee	1,259,071
Legal and accounting services	295,319
Interest expense and fees	2,898,033
Interest and dividend expense on securities sold short	12,379,214
Miscellaneous	108,328
Total expenses	$ 38,420,082
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 377,927
Total expense reductions	$ 377,927
Net expenses	$ 38,042,155
Net investment income	$ 135,016,357
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (214,129,460)
Written options	2,183
Securities sold short	(605,413)
Futures contracts	7,240,307
Swap contracts	(9,546,132)
Foreign currency transactions	(4,993,201)
Forward foreign currency exchange contracts	11,702,455
Non-deliverable bond forward contracts	12,622,320
Net realized loss	$(197,706,941)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $20,331)	$ 356,387,368
Written options	135,702
Securities sold short	7,478,831
Futures contracts	(16,889,470)
Swap contracts	(63,796,293)
Foreign currency	(1,194,728)
Forward foreign currency exchange contracts	(27,477,651)
Non-deliverable bond forward contracts	(2,147,972)
Net change in unrealized appreciation (depreciation)	$ 252,495,787
Net realized and unrealized gain	$ 54,788,846
Net increase in net assets from operations	$ 189,805,203

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 135,016,357	$ 134,697,184
Net realized gain (loss)	(197,706,941)	139,946,227
Net change in unrealized appreciation (depreciation)	252,495,787	(378,537,426)
Net increase (decrease) in net assets from operations	$ 189,805,203	$ (103,894,015)
Capital transactions:
Contributions	$ 548,261,795	$ 273,908,421
Withdrawals	(209,820,317)	(857,398,700)
Net increase (decrease) in net assets from capital transactions	$ 338,441,478	$ (583,490,279)
Net increase (decrease) in net assets	$ 528,246,681	$ (687,384,294)
Net Assets
At beginning of year	$ 1,944,771,102	$ 2,632,155,396
At end of year	$2,473,017,783	$1,944,771,102

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses (1)	1.68% (2)(3)	1.17% (2)(3)	1.12%	1.11% (2)	1.26% (2)
Net investment income	5.97%	6.13%	5.37%	5.69%	5.86%
Portfolio Turnover	56%	94%	82%	80%	71%
Total Return	9.60%	(4.83)% (2)	5.94%	6.57% (2)	8.22% (2)
Net assets, end of year (000’s omitted)	$2,473,018	$1,944,771	$2,632,155	$3,045,720	$3,331,278
(1)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.68%, 0.16%, 0.11%, 0.09% and 0.24%, of average daily net assets for the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(2)	The investment adviser reimbursed certain operating expenses (equal to less than 0.01%, 0.01%, 0.04% and 0.05% of average daily net assets for the years ended October 31, 2023, 2022, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2023 and 2022, respectively).

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Notes to Consolidated Financial Statements

1  Significant Accounting Policies
Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2023, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 73.0%, 26.6% and 0.4%, respectively, in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2023 were $6,452,778 or 0.3% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on credit default swaps ("swaptions") are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of October 31, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H   Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, or commodity and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
N  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
O  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
P  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Q  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
R  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
S  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
T  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
U  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
V  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2023, the Portfolio’s investment adviser fee amounted to $21,371,612 or 0.95% of the Portfolio’s consolidated average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2023, the investment adviser fee paid was reduced by $303,761 relating to the Portfolio’s investment in the Liquidity Fund. Pursuant to an expense reimbursement, BMR was allocated $74,166 of the Portfolio’s operating expenses for the year ended October 31, 2023.

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October 31, 2023
Notes to Consolidated Financial Statements — continued

Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2023 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 2,076,142,672	$ 744,682,015
U.S. Government and Agency Securities	38,801,376	99,579,730
	$2,114,944,048	$844,261,745
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio's investment in the Subsidiary, at October 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,514,894,842
Gross unrealized appreciation	$ 117,439,314
Gross unrealized depreciation	(395,361,696)
Net unrealized depreciation	$ (277,922,382)
5  Restricted Securities
At October 31, 2023, the Portfolio owned the following securities (representing 0.8% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re, Ltd., Series A-1	12/30/20	8,600	$ 8,600,000	$ 10,175,822
Sussex Capital, Ltd., Designated Investment Series 14	1/24/22	1,114	1,107,140	20,764
Sussex Capital, Ltd., Designated Investment Series 14	11/30/22	1,081	1,080,115	599,146
Sussex Capital, Ltd., Series 14, Preference Shares	6/1/21	7,500	5,312,745	8,224,784
Total Restricted Securities			$16,100,000	$19,020,516

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2023 is included in the Consolidated Portfolio of Investments. At October 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio enters into credit default swap contracts and swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, cross-currency swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $25,335,420. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $31,945,155 at October 31, 2023.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2023. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

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October 31, 2023
Notes to Consolidated Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2023 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ —	$ —	$ 770,671	$ —	$ 770,671
Not applicable	—	49,882,311*	2,985,441*	12,744,921*	58,925,124*	124,537,797
Receivable for open forward foreign currency exchange contracts	—	—	—	13,405,289	—	13,405,289
Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	63,376	63,252	—	—	1,062,411	1,189,039
Total Asset Derivatives	$ 63,376	$ 49,945,563	$ 2,985,441	$ 26,920,881	$ 59,987,535	$ 139,902,796
Derivatives not subject to master netting or similar agreements	$ —	$ 49,882,311	$ 2,985,441	$ 12,744,921	$ 58,925,124	$ 124,537,797
Total Asset Derivatives subject to master netting or similar agreements	$ 63,376	$ 63,252	$ —	$ 14,175,960	$ 1,062,411	$ 15,364,999
Written options outstanding, at value	$ —	$ —	$ —	$ (202,436)	$ —	$ (202,436)
Not applicable	(729,379)*	(22,926,830)*	(784,353)*	(2,459,340)*	(67,820,111)*	(94,720,013)
Payable for open forward foreign currency exchange contracts	—	—	—	(21,155,869)	—	(21,155,869)
Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	(9,561)	(1,195,733)	(1,741,959)	—	(1,029,862)	(3,977,115)
Total Liability Derivatives	$(738,940)	$(24,122,563)	$(2,526,312)	$(23,817,645)	$(68,849,973)	$(120,055,433)
Derivatives not subject to master netting or similar agreements	$(729,379)	$(22,926,830)	$ (784,353)	$ (2,459,340)	$(67,820,111)	$ (94,720,013)
Total Liability Derivatives subject to master netting or similar agreements	$ (9,561)	$ (1,195,733)	$(1,741,959)	$(21,358,305)	$ (1,029,862)	$ (25,335,420)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Barclays Bank PLC	$ 2,280,527	$ (464,705)	$ —	$ (1,730,000)	$ 85,822	$ 1,730,000
BNP Paribas	2,979,594	(2,674,125)	—	(305,469)	—	369,800
Citibank, N.A.	4,867,287	(4,867,287)	—	—	—	—
Goldman Sachs International	1,065,517	(1,065,517)	—	—	—	—

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October 31, 2023
Notes to Consolidated Financial Statements — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
HSBC Bank USA, N.A.	$ 231,520	$ (231,520)	$ —	$ —	$ —	$ —
ICBC Standard Bank plc	117,820	(117,820)	—	—	—	—
JPMorgan Chase Bank, N.A.	755,104	(755,104)	—	—	—	—
Societe Generale	73,722	(73,722)	—	—	—	—
Standard Chartered Bank	826,797	(826,797)	—	—	—	—
State Street Bank and Trust Company	11,771	(11,771)	—	—	—	—
UBS AG	2,155,340	(964,641)	(1,190,699)	—	—	—
	$15,364,999	$(12,053,009)	$(1,190,699)	$(2,035,469)	$85,822	$2,099,800

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$ (1,219,518)	$ —	$ 1,211,169	$ —	$ (8,349)	$ —
Barclays Bank PLC	(464,705)	464,705	—	—	—	—
BNP Paribas	(2,674,125)	2,674,125	—	—	—	—
Citibank, N.A.	(5,211,507)	4,867,287	344,220	—	—	—
Deutsche Bank AG	(584,664)	—	584,664	—	—	—
Goldman Sachs International	(1,612,855)	1,065,517	503,846	—	(43,492)	—
HSBC Bank USA, N.A.	(1,906,861)	231,520	1,600,160	—	(75,181)	—
ICBC Standard Bank plc	(356,586)	117,820	—	—	(238,766)	—
JPMorgan Chase Bank, N.A.	(2,398,398)	755,104	1,194,160	—	(449,134)	—
Societe Generale	(911,788)	73,722	789,625	—	(48,441)	—
Standard Chartered Bank	(6,981,105)	826,797	6,154,308	—	—	—
State Street Bank and Trust Company	(48,667)	11,771	—	—	(36,896)	—
UBS AG	(964,641)	964,641	—	—	—	—
	$(25,335,420)	$12,053,009	$12,382,152	$ —	$(900,259)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$2,099,800
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at October 31, 2023 is included at Note 8.

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October 31, 2023
Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2023 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$ —	$ (2,037,000)	$ —	$ 2,597,127	$ (2,514,525)	$ (1,954,398)
Written options	—	—	—	2,183	—	2,183
Futures contracts	948,879	—	(4,031,491)	—	10,322,919	7,240,307
Swap contracts	(6,096,186)	(38,047,462)	84,549	384,242	34,128,725	(9,546,132)
Forward foreign currency exchange contracts	—	—	—	11,702,455	—	11,702,455
Non-deliverable bond forward contracts	—	—	—	—	12,622,320	12,622,320
Total	$(5,147,307)	$(40,084,462)	$(3,946,942)	$ 14,686,007	$ 54,559,439	$ 20,066,735
Change in unrealized appreciation (depreciation):
Investments	$ —	$ —	$ —	$ (180,274)	$ 2,514,483	$ 2,334,209
Written options	—	—	—	135,702	—	135,702
Futures contracts	(8,808,548)	—	2,863,951	—	(10,944,873)	(16,889,470)
Swap contracts	53,815	2,441,173	(1,741,959)	—	(64,549,322)	(63,796,293)
Forward foreign currency exchange contracts	—	—	—	(27,477,651)	—	(27,477,651)
Non-deliverable bond forward contracts	—	—	—	—	(2,147,972)	(2,147,972)
Total	$(8,754,733)	$ 2,441,173	$ 1,121,992	$(27,522,223)	$(75,127,684)	$(107,841,475)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Swaptions
$131,762,000	$493,553,000	$3,099,012,000	$132,598,000	$53,846,000
Purchased Call Options	Swap Contracts
$325,562,000	$6,610,395,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the year ended October 31, 2023, which are indicative of the volume of these derivative types, were approximately $110,005,000 and $81,385,000, respectively.

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October 31, 2023
Notes to Consolidated Financial Statements — continued

7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2023.
8  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of October 31, 2023 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	9/29/23	On Demand(1)	5.65%	$ 24,349,053	$ 24,456,054
Barclays Bank PLC	10/16/23	On Demand(1)	5.65	27,049,427	27,104,615
Total				$51,398,480	$51,560,669
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At October 31, 2023, the type of securities pledged as collateral for all open reverse repurchase agreements was Sovereign Government Bonds.
For the year ended October 31, 2023, the average borrowings under settled reverse repurchase agreements and the average interest rate paid were approximately $14,278,000 and 4.35%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2023. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2023.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.
The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of October 31, 2023.
Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)
Bank of America, N.A.	$ 32,202,759	$ —	$ (30,800,829)	$ 1,401,930
Barclays Bank PLC	111,019,001	(51,560,669)	(59,458,332)	—
JPMorgan Chase Bank, N.A.	15,633,645	—	(14,872,390)	761,255
Nomura International PLC	42,232,149	—	(39,441,288)	2,790,861
	$201,087,554	$(51,560,669)	$(144,572,839)	$4,954,046

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)
Barclays Bank PLC	$(51,560,669)	$51,560,669	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
9  Affiliated Investments
At October 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $230,125,366, which represents 9.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$118,583,106	$2,294,736,967	$(2,183,194,707)	$ —	$ —	$230,125,366	$10,085,746	230,125,366
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 98,240,026	$ —	$ 98,240,026
Common Stocks	1,398,928	119,327,342*	818,174	121,544,444
Convertible Bonds	—	4,104,298	—	4,104,298
Foreign Corporate Bonds	—	48,421,546	0	48,421,546
Loan Participation Notes	—	—	50,529,862	50,529,862
Reinsurance Side Cars	—	—	20,158,090	20,158,090
Rights	—	0	—	0
Senior Floating-Rate Loans	—	16,946,160	397,208	17,343,368
Sovereign Government Bonds	—	1,348,674,822	—	1,348,674,822
Sovereign Loans	—	91,178,142	—	91,178,142
U.S. Government Guaranteed Small Business Administration Loans	—	11,497,437	—	11,497,437

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Warrants	$ 146,028	$ —	$ —	$ 146,028
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	230,125,366	—	—	230,125,366
Repurchase Agreements	—	201,087,554	—	201,087,554
Sovereign Government Securities	—	122,485,807	—	122,485,807
U.S. Treasury Obligations	—	96,341,050	—	96,341,050
Purchased Currency Options	—	770,671	—	770,671
Total Investments	$ 231,670,322	$ 2,159,074,855	$ 71,903,334	$ 2,462,648,511
Forward Foreign Currency Exchange Contracts	$ —	$ 26,150,210	$ —	$ 26,150,210
Futures Contracts	9,036,194	2,694,117	—	11,730,311
Swap Contracts	—	101,251,604	—	101,251,604
Total	$ 240,706,516	$ 2,289,170,786	$ 71,903,334	$ 2,601,780,636
Liability Description
Securities Sold Short	$ —	$ (215,370,574)	$ —	$ (215,370,574)
Written Currency Options	—	(202,436)	—	(202,436)
Forward Foreign Currency Exchange Contracts	—	(23,615,209)	—	(23,615,209)
Futures Contracts	(6,827,850)	—	—	(6,827,850)
Swap Contracts	—	(89,409,938)	—	(89,409,938)
Total	$ (6,827,850)	$ (328,598,157)	$ —	$ (335,426,007)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars**	Senior Floating-Rate Loans	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of October 31, 2022	$467,194	$ 0	$ 43,646,597	$20,645,423	$ 608,224	$ 65,632,437	$ 5,286,231	$136,286,106
Realized gains (losses)	—	—	(4,393,471)	—	61,840	—	—	(4,331,631)
Change in net unrealized appreciation (depreciation)	350,980	—	(146,254)	5,669,749	(206,102)	—	—	5,668,373
Cost of purchases	—	—	40,909,578	2,187,255	—	—	—	43,096,833
Proceeds from sales, including return of capital	—	—	(29,801,955)	(8,344,337)	(132,392)	—	—	(38,278,684)
Accrued discount (premium)	—	—	315,367	—	65,638	—	—	381,005
Transfers to Level 3	—	—	—	—	—	—	—	—
Transfers from Level 3(1)	—	—	—	—	—	(65,632,437)	(5,286,231)	(70,918,668)
Balance as of October 31, 2023	$818,174	$ 0	$ 50,529,862	$20,158,090	$ 397,208	$ —	$ —	$ 71,903,334
Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2023	$350,980	$ —	$ (3,828,946)	$ 5,027,019	$(258,732)	$ —	$ —	$ 1,290,321
*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.
(1)	Transferred from Level 3 based on the observability of valuation inputs resulting from new market activity.
Not included in the table above are investments in securities categorized as Miscellaneous in the Portfolio of Investments which were acquired at $0 cost and valued at $0 at October 31, 2023.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2023:
Type of Investment	Fair Value as of October 31, 2023	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Common Stocks	$ 818,174	Market Approach	EBITDA Multiple Discount Rate	15%	Decrease
Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	50,529,862	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.46% - 9.79%**	Decrease
Senior Floating-Rate Loans	397,208	Market Approach	Discount Rate	10%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 7.68% based on relative principal amounts.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.

Global Macro Absolute Return Advantage Portfolio
October 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Absolute Return Advantage Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Absolute Return Advantage Portfolio and subsidiary (the “Portfolio"), including the consolidated portfolio of investments, as of October 31, 2023, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2023, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Global Macro Absolute Return Advantage Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”)

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2023
Board of Trustees’ Contract Approval — continued

(EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), and the sub-advisory agreement between EVM and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Advisers, with respect to the Fund, and the sub-advisory agreement between BMR and the Sub-adviser, with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”) and the sub-advisory agreements for the Fund and the Portfolio (together, the “sub-advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements and sub-advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser and the Sub-adviser, respectively.
The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. The Board considered each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreements and the abilities and experience of the Sub-adviser’s investment professionals in implementing the investment strategies of the Fund and the Portfolio. In particular, the Board considered the expertise of the Sub-adviser’s investment professionals with respect to global markets and in-house research capabilities. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund and the Portfolio of having portfolio management services involving investments in international securities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement and the applicable sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2023
Board of Trustees’ Contract Approval — continued

rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisoryand related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by each Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/
Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Absolute Return Advantage Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and the Portfolio’s affairs. The Board members and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund's and the Portfolio's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund and the Portfolio to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund and the Portfolio to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “MSIM” refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc.  EV is the trustee of each of EVM and BMR.  Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley.  Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below.  Each Trustee oversees 127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management ‘Classic’ (2009-2020).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

This Page Intentionally Left Blank

Investment Adviser of Global Macro Absolute Return Advantage Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4836    10.31.23

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2022 and October 31, 2023 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/22	10/31/23
Audit Fees	$137,933	$142,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,000	$0
All Other Fees(3)	$0	$5,817

Total	$146,933	$148,417

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2022 and October 31, 2023; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/22	10/31/23
Registrant	$9,000	$5,817
Eaton Vance(1)	$52,836	$0

(1)	Certain subsidiaries of Morgan Stanley. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date: December 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: December 22, 2023

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date: December 22, 2023